United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 04/30/2011

Item 1.                      Schedule of Investments

Federated Automated Cash Management Trust

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.4%
		Finance - Automotive – 0.8%
$1,438,381		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	1,438,381
12,106,146		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	12,106,146
5,000,000		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	5,000,000
1,992,207		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	1,992,207
		TOTAL	20,536,734
		Finance - Retail – 1.6%
40,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.416%, 5/17/2011	40,000,000
		TOTAL ASSET-BACKED SECURITIES	60,536,734
		Certificates of Deposit – 35.4%
		Finance - Banking – 35.4%
109,000,000		BNP Paribas SA, 0.450% — 0.540%, 8/9/2011 — 9/28/2011	109,000,000
25,000,000	[3]	Bank of Montreal, 0.321%, 5/10/2011	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.240%, 7/1/2011	50,000,000
94,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% — 0.350%, 5/13/2011 — 7/18/2011	94,499,414
58,000,000		Barclays Bank PLC, 0.570% — 0.810%, 8/8/2011 — 1/25/2012	58,000,000
25,000,000	[3]	Barclays Bank PLC, 0.633%, 5/27/2011	25,000,000
8,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	8,000,000
70,000,000		Caisse des Depots et Consignations (CDC), 0.370% — 0.670%, 6/9/2011 — 1/10/2012	70,001,402
39,000,000		Credit Agricole Corporate and Investment Bank, 0.400% — 0.410%, 5/18/2011 — 6/10/2011	39,000,000
40,000,000	[3]	Credit Suisse, Zurich, 0.294%, 5/9/2011	40,000,000
30,000,000		Deutsche Bank AG, 0.385% — 0.450%, 9/21/2011 — 10/7/2011	30,000,000
126,000,000		Mizuho Corporate Bank Ltd., 0.260% — 0.310%, 5/2/2011 — 7/28/2011	126,000,000
20,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.308%, 5/24/2011	19,999,010
15,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	15,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	20,000,000
85,000,000		Societe Generale, Paris, 0.260% — 0.550%, 7/18/2011 — 10/7/2011	85,000,000
80,000,000		Svenska Handelsbanken, Stockholm, 0.215% — 0.280%, 5/25/2011 — 7/27/2011	80,000,362
		TOTAL CERTIFICATES OF DEPOSIT	894,500,188
		Collateralized Loan Agreements – 13.5%
		Finance - Banking – 13.5%
25,000,000		BNP Paribas Securities Corp., 0.548%, 5/27/2011	25,000,000
20,000,000		Barclays Capital, Inc., 0.436%, 5/18/2011	20,000,000
35,000,000	[3]	Citigroup Global Markets, Inc., 0.608% — 0.750%, 5/2/2011 — 6/24/2011	35,000,000
80,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 — 7/26/2011	80,000,000
75,000,000		Deutsche Bank Securities, Inc., 0.406% — 0.507%, 5/2/2011 — 5/23/2011	75,000,000
30,000,000		J.P. Morgan Securities, Inc., 0.507% — 0.568%, 6/20/2011 — 7/25/2011	30,000,000
75,000,000	[3]	RBS Securities, Inc., 0.517%, 5/4/2011	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	340,000,000
		Commercial Paper – 20.5%[4]
		Aerospace/Auto – 2.0%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.250%, 7/18/2011	49,972,917
		Finance - Automotive – 1.0%
25,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 7/1/2011	24,980,938
		Finance - Banking – 16.1%
25,000,000		Citigroup Funding, Inc., 0.260%, 5/12/2011	24,998,014
40,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	39,983,133
1

Principal Amount			Value
$40,000,000		Credit Agricole North America, Inc., 0.431%, 5/2/2011	39,999,522
100,000,000	[1,2]	Danske Corp., Inc., 0.185% — 0.200%, 5/19/2011 — 5/31/2011	99,987,292
130,000,000		ING (U.S.) Funding LLC, 0.290% — 0.325%, 6/1/2011 — 8/4/2011	129,944,382
12,243,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.296%, 5/3/2011	12,243,000
20,000,000	[1,2]	Northern Pines Funding LLC, 0.280%, 8/1/2011	19,985,689
40,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.501% — 0.501%, 6/3/2011 — 9/26/2011	39,949,722
		TOTAL	407,090,754
		Finance - Commercial – 1.0%
25,000,000	[1,2,3]	Fairway Finance Co. LLC, 0.256%, 6/16/2011	25,000,000
		Finance - Retail – 0.4%
10,000,000	[1,2]	Salisbury Receivables Company LLC, 0.160%, 5/18/2011	9,999,244
		TOTAL COMMERCIAL PAPER	517,043,853
		Corporate Bonds – 3.4%
		Finance - Banking – 1.6%
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 5/21/2012	40,000,000
		Finance - Commercial – 1.8%
5,314,000		General Electric Capital Corp., 0.597%, 3/3/2012	5,481,194
21,580,000		General Electric Capital Corp., 5.000%, 11/15/2011	22,098,077
16,565,000		General Electric Capital Corp., 5.875%, 2/15/2012	17,259,616
		TOTAL	44,838,887
		TOTAL CORPORATE BONDS	84,838,887
		Loan Participation – 2.2%
		Chemicals – 2.2%
55,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 5/27/2011	55,500,000
		Notes - Variable – 15.1%[3]
		Finance - Banking – 14.2%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.321%, 5/9/2011	25,000,000
30,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.326%, 5/9/2011	30,000,000
3,795,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.430%, 5/4/2011	3,795,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.650%, 5/5/2011	8,235,000
1,007,000		Capital One Funding Corp., Series 19Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/201196-C, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	1,007,000
5,000,000		Credit Agricole S.A., 0.490%, 6/7/2011	5,000,104
11,720,000		Frisch School, (Series 2006), (Banco Santander, S.A. LOC), 0.270%, 5/5/2011	11,720,000
4,185,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.430%, 5/4/2011	4,185,000
28,300,000		Houston, TX Combined Utility System, (Series 2004B-6), (Bank of Nova Scotia, Toronto LOC), 0.200%, 5/5/2011	28,300,000
50,000,000		JPMorgan Chase Bank, N.A., 0.212%, 5/31/2011	50,000,000
15,500,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.200%, 5/5/2011	15,500,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.250%, 5/5/2011	25,000,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (Bank of America N.A. LOC), 0.210%, 5/5/2011	5,340,000
2,785,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.400%, 5/5/2011	2,785,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	25,000,000
21,715,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	21,715,000
71,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	71,000,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	25,000,000
		TOTAL	358,582,104
		Finance - Commercial – 0.2%
5,000,000		General Electric Capital Corp., 0.390%, 6/6/2011	4,998,807
		Government Agency – 0.7%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/5/2011	10,000,000
2

Principal Amount		Value
$2,520,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.610%, 5/5/2011	2,520,000
4,710,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.310%, 5/5/2011	4,710,000
	TOTAL	17,230,000
	TOTAL NOTES - VARIABLE	380,810,911
	Time Deposit – 2.2%
	Finance - Banking – 2.2%
55,000,000	Toronto Dominion Bank, 0.100%, 5/2/2011	55,000,000
	Repurchase Agreement – 5.4%
137,143,000	Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	137,143,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	2,525,373,573
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(2,687,304)
	TOTAL NET ASSETS — 100%	$2,522,686,269
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $360,955,358, which represented 14.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $360,955,358, which represented 14.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit
SA	— Support Agreement

3

Federated Automated Government Money Trust

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 57.5%
$55,861,000	[1]	Interest in $1,421,627,000 joint repurchase agreement 0.13%, dated 3/21/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,421,935,019 on 5/20/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,450,279,581.	55,861,000
70,706,000		Interest in $1,766,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,766,004,415 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,801,324,600.	70,706,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 4/29/2011 under which Credit Agricole Securities (USA), Inc. will repurchase a security provided as collateral for $500,001,667 on 5/2/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2032 and the market value of that underlying security was $510,001,789.	100,000,000
19,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,067,778 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $510,005,671.	19,000,000
100,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,700,004,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,734,004,863.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 4/29/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,000,003,333 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,003,493.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	445,567,000
		U.S. Treasury – 35.3%
75,000,000	[2]	United States Treasury Bills, 0.025%, 5/12/2011	74,999,427
25,000,000	[2]	United States Treasury Bills, 0.030%, 5/26/2011	24,999,479
25,000,000	[2]	United States Treasury Bills, 0.055%, 7/28/2011	24,996,639
8,500,000	[2]	United States Treasury Bills, 0.170%, 9/1/2011	8,495,063
20,500,000		United States Treasury Notes, 0.750% — 4.500%, 11/30/2011	20,863,205
11,500,000		United States Treasury Notes, 0.875%, 1/31/2012	11,550,537
28,000,000		United States Treasury Notes, 1.000% — 4.625%, 12/31/2011	28,240,979
4,000,000		United States Treasury Notes, 1.000%, 9/30/2011	4,012,002
14,500,000		United States Treasury Notes, 1.375% — 4.875%, 2/15/2012	14,823,829
11,300,000		United States Treasury Notes, 1.750%, 11/15/2011	11,390,995
35,500,000		United States Treasury Notes, 4.625%, 8/31/2011	36,017,381
5,500,000		United States Treasury Notes, 4.875%, 7/31/2011	5,563,706
7,000,000		United States Treasury Notes, 5.125%, 6/30/2011	7,053,857
		TOTAL U.S. TREASURY	273,007,099
		TOTAL INVESTMENTS — 92.8% (AT AMORTIZED COST)[3]	718,574,099
		OTHER ASSETS AND LIABILITIES - NET — 7.2%[4]	55,601,972
		TOTAL NET ASSETS — 100%	$774,176,071
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Capital Reserves Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 1.5%
		Finance - Automotive – 1.4%
$63,300,109		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	$63,300,109
19,717,749	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	19,717,749
50,000,000		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.326%, 5/15/2012	50,000,000
12,822,376	[1,2]	SMART Series 2011-1 US Trust, Class A1, 0.432%, 3/14/2012	12,822,376
		TOTAL	145,840,234
		Finance - Equipment – 0.1%
16,381,044	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	16,381,044
		TOTAL ASSET-BACKED SECURITIES	162,221,278
		CERTIFICATES OF DEPOSIT – 43.2%
		Banking – 43.2%
100,000,000		Bank of Montreal, 0.280%, 6/7/2011	100,009,221
350,000,000		Bank of Nova Scotia, Toronto, 0.220% — 0.240%, 7/1/2011 — 7/6/2011	350,000,000
549,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% — 0.300%, 5/26/2011 — 6/8/2011	549,000,000
162,000,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	162,000,000
25,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	25,000,000
550,000,000		BNP Paribas SA, 0.450% — 0.550%, 6/28/2011 — 9/29/2011	550,000,000
390,000,000		Caisse des Depots et Consignations (CDC), 0.370% — 0.670%, 6/9/2011 — 1/10/2012	390,003,504
542,000,000		Credit Agricole Corporate and Investment Bank, 0.370% — 0.540%, 6/10/2011 — 9/12/2011	542,000,000
100,000,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	100,000,000
125,000,000		Deutsche Bank AG, 0.385% — 0.450%, 9/21/2011 — 10/7/2011	125,000,000
215,000,000		KBC Bank N.V., 0.270% — 0.420%, 5/5/2011 — 5/13/2011	214,999,745
541,000,000		Mizuho Corporate Bank Ltd., 0.260% — 0.300%, 5/2/2011 — 8/1/2011	541,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	50,000,000
475,000,000		Societe Generale, Paris, 0.450% — 0.550%, 7/5/2011 — 10/7/2011	475,000,000
195,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 6/10/2011 — 6/20/2011	195,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 0.215% — 0.280%, 5/25/2011 — 7/27/2011	250,001,811
		TOTAL	4,619,014,281
		TOTAL CERTIFICATES OF DEPOSIT	4,619,014,281
		COLLATERALIZED LOAN AGREEMENTS – 9.1%
		Banking – 8.6%
100,000,000		Barclays Capital, Inc., 0.436%, 5/18/2011	100,000,000
250,000,000		Citigroup Global Markets, Inc., 0.558% — 0.750%, 5/2/2011 — 6/24/2011	250,000,000
350,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 — 7/26/2011	350,000,000
220,000,000		Deutsche Bank Securities, Inc., 0.406%, 5/3/2011 — 5/23/2011	220,000,000
		TOTAL	920,000,000
		Brokerage – 0.5%
50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.710%, 7/25/2011	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	970,000,000
		COMMERCIAL PAPER – 14.5%[3]
		Aerospace / Auto – 2.4%
53,255,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.310% — 0.350%, 5/4/2011 — 5/26/2011	53,249,138
4,100,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.380%, 5/5/2011 — 5/6/2011	4,099,801
200,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.250% — 0.270%, 6/23/2011 — 7/25/2011	199,901,222
		TOTAL	257,250,161
		Banking – 9.0%
100,000,000		Citigroup Funding, Inc., 0.260%, 5/12/2011	99,992,056
1

Principal Amount			Value
$150,000,000	[1,2]	Danske Corp., Inc., 0.200%, 5/19/2011	149,985,000
546,000,000		ING (U.S.) Funding LLC, 0.290% — 0.330%, 6/1/2011 — 8/4/2011	545,777,747
100,000,000	[1,2]	Northern Pines Funding LLC, 0.280%, 8/1/2011	99,928,444
70,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.451%, 6/1/2011	69,972,875
		TOTAL	965,656,122
		Consumer Products – 0.1%
10,000,000		Clorox Co., 0.300%, 5/3/2011	9,999,833
		Diversified – 0.3%
35,200,000	[1,2]	ITT Corp., 0.340% — 0.360%, 5/11/2011 — 5/19/2011	35,194,965
		Finance - Automotive – 0.3%
30,000,000		FCAR Owner Trust, A1+/P1 Series, 0.451%, 7/1/2011	29,977,125
		Finance - Commercial – 1.7%
59,063,000	[1,2]	Fairway Finance Co. LLC, 0.200%, 5/10/2011	59,060,047
44,312,000	[1,2]	Market Street Funding LLC, 0.240%, 7/18/2011	44,288,958
78,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230% — 0.250%, 5/18/2011 — 5/20/2011	77,990,748
		TOTAL	181,339,753
		Machinery, Equipment, Auto – 0.5%
47,300,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.330% — 0.360%, 5/16/2011 — 6/10/2011	47,286,738
		Miscellaneous – 0.2%
20,571,000		Bemis Co., Inc., 0.320% — 0.350%, 5/6/2011 — 5/19/2011	20,569,936
		TOTAL COMMERCIAL PAPER	1,547,274,633
		CORPORATE BOND – 0.7%
		Banking – 0.7%
75,000,000		JPMorgan Chase Bank, N.A., 0.253%, 5/21/2012	75,000,000
		TOTAL CORPORATE BOND	75,000,000
		CORPORATE NOTE – 0.1%
		Telecommunications – 0.1%
13,450,000		Cellco Partnership/Verizon Wireless Capital LLC, 2.914%, 5/20/2011	13,468,304
		TOTAL CORPORATE NOTE	13,468,304
		LOAN PARTICIPATION – 1.6%
		Miscellaneous – 1.6%
175,000,000		Cargill, Inc., 0.290%, 5/10/2011 — 5/16/2011	175,000,000
		TOTAL LOAN PARTICIPATION	175,000,000
		MUNICIPALS – 8.1%
		Banking – 6.2%
29,605,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.170%, 5/2/2011	29,605,000
6,255,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.450%, 5/2/2011	6,255,000
50,000,000		Bay Area Toll Authority, CA, (2008 Series G-1), (Bank of America N.A. LOC), 0.190%, 5/5/2011	50,000,000
50,025,000		Broward County, FL School District, COP (Series 2004D), (Insured by Assured Guaranty Municipal Corp.), 0.400%, 5/5/2011	50,025,000
41,885,000		Franklin County, OH Hospital Facility Authority, (Series 2008E), 0.250%, 5/5/2011	41,885,000
5,650,000		Houston, TX Combined Utility System, (Series 2004B-4), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	5,650,000
30,000,000		Illinois Development Finance Authority IDB, (Series 1994), 0.270%, 5/4/2011	30,000,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.270%, 5/5/2011	39,455,000
34,450,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4), (SunTrust Bank LOC), 0.450%, 5/2/2011	34,450,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.450%, 5/2/2011	21,000,000
30,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	30,250,000
6,700,000		Massachusetts HEFA, (Series N-4 2010), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/2/2011	6,700,000
43,175,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	43,175,000
10,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447), (GTD by Deutsche Bank AG), 0.260%, 5/5/2011	10,000,000
2

Principal Amount			Value
$2,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	2,000,000
59,685,000	[1,2]	New York City, NY Transitional Finance Authority, PUTTERs (Series 3866), 0.270%, 5/2/2011	59,685,000
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	22,300,000
17,600,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thuringen GTD LOC), 0.250%, 5/4/2011	17,600,000
30,925,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	30,925,000
7,780,000		Onondaga County, NY IDA, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/4/2011	7,780,000
35,990,000		Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.450%, 5/2/2011	35,990,000
4,945,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.450%, 5/2/2011	4,945,000
9,000,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.450%, 5/2/2011	9,000,000
77,950,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	77,950,000
		TOTAL	666,625,000
		Insurance – 0.2%
26,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Insured by Assured Guaranty Corp.), 0.420%, 5/2/2011	26,000,000
		Municipal – 1.7%
48,780,000		Alaska State Housing Finance Corp., (Series 2009B), 0.180%, 5/5/2011	48,780,000
63,875,000		Loudoun County, VA IDA, (Series 2003B), 0.200%, 5/4/2011	63,875,000
7,500,000		Louisiana Public Facilities Authority, (Series 2007), 0.300%, 5/2/2011	7,500,000
7,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.300%, 5/2/2011	7,000,000
10,500,000		Louisiana Public Facilities Authority, (Series 2010), 0.260%, 5/4/2011	10,500,000
39,500,000		Michigan Strategic Fund, (Series 2007), 0.260%, 5/2/2011	39,500,000
		TOTAL	177,155,000
		TOTAL MUNICIPALS	869,780,000
		NOTES - VARIABLE – 17.4%[4]
		Banking – 16.2%
11,000,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	11,000,000
7,395,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.100%, 5/5/2011	7,395,000
100,000,000		Bank of Montreal, 0.301%, 5/30/2011	100,000,000
75,000,000		Bank of Montreal, 0.321%, 5/10/2011	75,000,000
50,000,000		Barclays Bank PLC, 0.633%, 5/27/2011	50,000,000
12,400,000		Canadian Imperial Bank of Commerce, 0.492%, 7/6/2011	12,411,585
5,630,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 1.150%, 5/4/2011	5,630,000
5,800,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	5,800,000
6,050,000		Cunat Capital Corp., Northfield Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.550%, 5/5/2011	6,050,000
50,000,000		Deutsche Bank AG, 0.592%, 5/23/2011	50,000,000
2,105,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.100%, 5/5/2011	2,105,000
22,935,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.600%, 5/5/2011	22,935,000
6,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.100%, 5/5/2011	6,145,000
10,064,100		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	10,064,100
5,290,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	5,290,000
10,600,000		Lakeline Austin Development, Ltd., Series 2005, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	10,600,000
25,000,000		Lloyds TSB Bank PLC, London, 1.240%, 5/6/2011	25,000,000
10,465,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	10,465,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	7,000,000
7,110,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.360%, 5/5/2011	7,110,000
50,000,000		National Australia Bank Ltd., Melbourne, 0.291%, 5/10/2011	50,000,000
200,000,000		Natixis, 0.276%, 5/17/2011	200,000,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	65,000,000
3

Principal Amount			Value
$98,050,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	98,050,000
25,000,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	25,000,000
3,290,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.100%, 5/5/2011	3,290,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.490%, 5/5/2011	16,600,000
10,280,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	10,280,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.296%, 5/18/2011	100,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	50,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.343%, 5/4/2011	50,000,000
3,853,000		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	3,853,000
9,895,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	9,895,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.660%, 5/5/2011	10,120,000
145,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	145,000,000
4,360,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	4,360,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.293%, 5/4/2011	150,000,000
259,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	259,000,000
3,315,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.260%, 5/5/2011	3,315,000
23,250,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.561%, 5/5/2011	23,250,000
		TOTAL	1,734,388,685
		Finance - Commercial – 0.2%
6,390,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.400%, 5/5/2011	6,390,000
15,670,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.300%, 5/5/2011	15,670,000
4,365,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.300%, 5/5/2011	4,365,000
		TOTAL	26,425,000
		Government Agency – 1.0%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.250%, 5/5/2011	16,545,000
800,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.600%, 5/5/2011	800,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.250%, 5/5/2011	90,000,000
		TOTAL	107,345,000
		TOTAL NOTES - VARIABLE	1,868,158,685
		REPURCHASE AGREEMENTS – 3.5%
373,579,000		Interest in $2,000,000,000 joint repurchase agreement 0.050%, dated 4/29/2011 under which Bank of America, N.A., will repurchase securities provided as collateral for $373,580,557 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,040,008,501.	373,579,000
		TOTAL REPURCHASE AGREEMENTS	373,579,000
		U.S. TREASURY – 0.7%
75,000,000		United States Treasury, 0.750%, 11/30/2011	75,194,745
		TOTAL U.S. TREASURY	75,194,745
		TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	10,748,690,926
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(46,236,537)
		TOTAL NET ASSETS — 100%	$10,702,454,389

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $952,005,008, which represented 8.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $952,005,008, which represented 8.9% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.

4

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COP	— Certificate of Participation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARS	— Short Puttable Exempt Adjustable Receipts

5

Federated Government Reserves Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 50.8%
$20,000,000	[1]	Federal Farm Credit System Discount Note, 0.030%, 5/6/2011	$19,999,917
88,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.193% - 0.230%, 5/20/2011 - 5/23/2011	87,991,260
631,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.050%, 5/11/2011 - 5/31/2011	630,988,200
1,225,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.113% - 0.213%, 4/30/2011 - 7/15/2011	1,224,754,453
931,590,000		Federal Home Loan Bank System Notes, 0.180% - 3.625%, 5/6/2011 - 4/27/2012	931,738,714
328,250,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.030% - 0.210%, 5/9/2011 - 9/12/2011	328,153,888
612,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.151% - 0.250%, 5/2/2011 - 6/3/2011	611,732,429
83,500,000		Federal Home Loan Mortgage Corp. Notes, 3.500% - 4.750%, 5/5/2011 - 3/5/2012	86,246,377
354,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.070% - 0.210%, 5/16/2011 - 9/7/2011	353,957,962
328,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.113% - 0.174%, 5/11/2011 - 5/27/2011	327,953,100
76,000,000		Federal National Mortgage Association Notes, 0.875% - 5.375%, 11/15/2011 - 3/30/2012	76,888,259
563,992,000	[1,3,4]	Straight A Funding , LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.250%, 5/2/2011 - 5/20/2011	563,976,073
		TOTAL GOVERNMENT AGENCIES	5,244,380,632
		U.S. TREASURY – 7.8%
235,000,000	[1]	United States Treasury Bill, 0.025%, 5/12/2011	234,998,411
15,000,000		United States Treasury Note, 1.750%, 11/15/2011	15,121,237
34,000,000		United States Treasury Note, 4.625%, 2/29/2012	35,248,266
74,000,000		United States Treasury Note, 5.125%, 6/30/2011	74,599,148
128,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	129,315,480
314,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	316,115,851
		TOTAL U.S. TREASURY	805,398,393
		REPURCHASE AGREEMENTS – 41.6%
1,624,140,000		Interest in $2,000,000,000 joint repurchase agreement 0.050%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,000,008,333 on 5/2/2011. The securities provided as collateral were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $2,040,008,501.	1,624,140,000
250,000,000	[5]	Repurchase agreement 0.190%, dated 2/08/2011 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $250,118,750 on 5/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2040 and the market value of those underlying securities was $257,612,800.	250,000,000
278,000,000		Repurchase agreement 0.050%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $278,001,158 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2040 and the market value of those underlying securities was $283,561,182.	278,000,000
150,000,000	[5]	Repurchase agreement 0.190%, dated 2/14/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $150,072,042 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $154,548,840.	150,000,000
2,000,000,000		Repurchase agreement 0.050%, dated 4/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,008,333 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $2,042,787,850.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	4,302,140,000
		TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[6]	10,351,919,025
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[7]	(16,242,416)
		TOTAL NET ASSETS — 100%	$10,335,676,609

1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $563,976,073, which represented 5.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (“the Trustees”). At April 30, 2011, these liquid restricted securities amounted to $563,976,073, which represented 5.5% of total net assets.

1

5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Master Trust

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.1%
		Finance - Automotive – 1.1%
$1,210,615		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	1,210,615
		Certificates of Deposit – 32.9%
		Finance - Banking – 32.9%
5,500,000		BNP Paribas SA, 0.530% — 0.550%, 8/16/2011 — 9/14/2011	5,500,000
5,000,000		Bank of Nova Scotia, Toronto, 0.240%, 7/1/2011	5,000,000
3,300,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	3,300,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.540% — 0.560%, 6/24/2011 — 7/18/2011	2,000,000
5,000,000		Mizuho Corporate Bank Ltd., 0.290% — 0.300%, 7/8/2011 — 7/18/2011	5,000,000
5,000,000	[1]	Rabobank Nederland NV, Utrecht, 0.296%, 5/18/2011	5,000,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
5,000,000		Societe Generale, Paris, 0.260%, 7/18/2011	5,000,000
4,000,000		Svenska Handelsbanken, Stockholm, 0.215% — 0.280%, 5/25/2011 — 7/27/2011	4,000,012
		TOTAL CERTIFICATES OF DEPOSIT	35,300,012
		Collateralized Loan Agreements – 13.8%
		Finance - Banking – 13.8%
2,000,000		Barclays Capital, Inc., 0.436%, 5/13/2011	2,000,000
4,300,000		Citigroup Global Markets, Inc., 0.608%, 5/2/2011	4,300,000
5,000,000		Deutsche Bank Securities, Inc., 0.406%, 5/3/2011	5,000,000
500,000		JPMorgan Securities, Inc., 0.507%, 7/25/2011	500,000
3,000,000	[1]	RBS Securities, Inc., 0.500%, 5/2/2011	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	14,800,000
		Commercial Paper – 25.1%[2]
		Aerospace/Auto – 4.7%
5,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.250% — 0.270%, 6/28/2011 — 7/18/2011	4,997,612
		Finance - Automotive – 2.3%
2,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.451%, 7/5/2011	2,497,969
		Finance - Banking – 18.1%
3,000,000		Bank of America Corp., 0.280%, 6/9/2011	2,999,090
2,000,000	[3,4]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	1,999,157
2,000,000		Credit Agricole North America, Inc., 0.431%, 5/2/2011	1,999,976
5,000,000	[3,4]	Danske Corp., Inc., 0.190%, 5/23/2011	4,999,419
2,000,000	[3,4]	Gotham Funding Corp., 0.300%, 7/19/2011	1,998,683
5,400,000		ING (U.S.) Funding LLC, 0.320% — 0.325%, 6/1/2011 — 6/16/2011	5,397,973
		TOTAL	19,394,298
		TOTAL COMMERCIAL PAPER	26,889,879
		Corporate Bonds – 4.7%
		Finance - Banking – 2.8%
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.253%, 5/23/2011	3,000,000
		Finance - Commercial – 1.9%
1,000,000		General Electric Capital Corp., 0.597%, 3/3/2012	1,031,463
1,000,000		General Electric Capital Corp., 4.375%, 11/21/2011	1,021,266
		TOTAL	2,052,729
		TOTAL CORPORATE BONDS	5,052,729
1

Principal Amount			Value
		Notes - Variable – 11.6%[1]
		Finance - Banking – 7.0%
$1,800,000		JPMorgan Chase Bank, N.A., 0.251%, 5/31/2011	1,800,000
4,500,000	[3,4]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	4,500,000
900,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	900,000
275,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 5/5/2011	275,000
		TOTAL	7,475,000
		Government Agency – 4.6%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/5/2011	2,000,000
3,000,000		Jaxon Arbor, LLC, (Series 2002-A), (FHLB of Indianapolis LOC), 0.240%, 5/5/2011	3,000,000
		TOTAL	5,000,000
		TOTAL NOTES - VARIABLE	12,475,000
		U.S. Treasury – 1.0%
		U.S. Treasury Note – 1.0%
1,000,000		United States Treasury, 0.750%, 11/30/2011	1,002,597
		Repurchase Agreement – 9.8%
10,533,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	10,533,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	107,263,832
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[6]	(18,133)
		TOTAL NET ASSETS — 100%	$107,245,699
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $13,497,259, which represented 12.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $13,497,259, which represented 12.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
LOC	— Letter of Credit
SA	— Support Agreement

2

Federated Municipal Trust

Portfolio of Investments

April 30, 2011(unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 97.4%[1,2]
		Alabama – 1.8%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/5/2011	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	600,000
2,540,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.970%, 5/5/2011	2,540,000
1,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2012	1,028,722
		TOTAL	14,168,722
		Arkansas – 0.2%
2,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.320%, 5/5/2011	2,000,000
		California – 8.7%
2,880,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.350%, 5/5/2011	2,880,000
8,640,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.330%, 5/4/2011	8,640,000
8,465,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS, CALSTRS), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	8,465,000
20,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS, CALSTRS), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/23/2011	20,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS, CALSTRS), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/24/2011	10,000,000
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank N.A. New York), 0.51%, 5/5/2011	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank N.A. New York), 0.510%, 5/5/2011	13,000,000
		TOTAL	69,985,000
		Colorado – 0.5%
2,300,000		Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(Federal Home Loan Bank of Topeka LOC), 0.330%, 5/5/2011	2,300,000
2,110,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/5/2011	2,110,000
		TOTAL	4,410,000
		Connecticut – 0.7%
3,500,000		East Granby, CT, 1.50% BANs, 4/11/2012	3,528,931
1,830,000		Scotland, CT, 1.50% BANs, 5/17/2011	1,830,437
		TOTAL	5,359,368
		Delaware – 0.9%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.690%, 5/4/2011	5,300,000
2,240,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.360%, 5/5/2011	2,240,000
		TOTAL	7,540,000
		District of Columbia – 1.2%
2,480,000	[3,4]	District of Columbia HFA, P-Floats (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.360%, 5/5/2011	2,480,000
7,000,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	7,000,000
		TOTAL	9,480,000
1

Principal Amount			Value
		Florida – 3.9%
$5,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	5,920,000
5,000,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	5,000,000
7,800,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	7,800,000
13,140,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	13,140,000
		TOTAL	31,860,000
		Georgia – 0.7%
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.420%, 5/5/2011	5,375,000
		Idaho – 1.6%
11,485,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Bank of America N.A. LOC), 0.500%, 5/4/2011	11,485,000
1,755,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.460%, 5/5/2011	1,755,000
		TOTAL	13,240,000
		Illinois – 3.7%
3,550,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.480%, 5/5/2011	3,550,000
3,630,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.460%, 5/5/2011	3,630,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.580%, 5/5/2011	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/5/2011	4,485,000
8,650,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	8,650,000
2,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2011	2,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.520%, 5/4/2011	3,000,000
900,000		Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.470%, 5/5/2011	900,000
		TOTAL	29,615,000
		Indiana – 3.0%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.330%, 5/5/2011	7,250,000
2,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.380%, 5/5/2011	2,900,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.660%, 5/5/2011	8,600,000
5,560,000		St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	5,560,000
		TOTAL	24,310,000
		Kansas – 0.2%
1,455,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	1,455,000
		Kentucky – 1.1%
5,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/4/2011	5,000,000
3,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.590%, 5/5/2011	3,920,000
		TOTAL	8,920,000
		Louisiana – 3.5%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/4/2011	4,900,000
23,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.310%, 5/5/2011	23,500,000
		TOTAL	28,400,000
2

Principal Amount			Value
		Maryland – 2.7%
$13,090,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.300%, 5/5/2011	13,090,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	3,000,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.320%, 5/2/2011	5,400,000
		TOTAL	21,490,000
		Massachusetts – 3.1%
9,990,000	[3,4]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-022) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 5/5/2011	9,990,000
14,935,000	[3,4]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 5/5/2011	14,935,000
		TOTAL	24,925,000
		Michigan – 0.9%
7,175,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	7,175,000
		Minnesota – 0.3%
2,600,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	2,600,000
		Mississippi – 2.3%
830,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	830,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	3,840,000
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.640%, 5/5/2011	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.50% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2011	7,800,000
		TOTAL	18,645,000
		Missouri – 0.2%
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.450%, 5/4/2011	2,000,000
		Multi State – 8.5%
6,314,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	6,314,000
5,748,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	5,748,000
7,820,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	7,820,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (Deutsche Bank AG GTD), 0.430%, 5/5/2011	9,000,000
20,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (Deutsche Bank AG GTD), 0.460%, 5/5/2011	20,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (JPMorgan Chase Bank N.A. GTD), 0.480%, 5/5/2011	20,000,000
		TOTAL	68,882,000
		Nebraska – 0.4%
3,305,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.360%, 5/5/2011	3,305,000
		Nevada – 8.1%
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/4/2011	20,000,000
10,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/4/2011	10,000,000
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.410%, 5/4/2011	30,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.350%, 5/5/2011	3,100,000
3

Principal Amount		Value
$2,715,000	Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 5/5/2011	2,715,000
	TOTAL	65,815,000
	New Hampshire – 0.4%
3,500,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.80% CP (New England Power Co.), Mandatory Tender 5/5/2011	3,500,000
	New Jersey – 8.4%
1,475,000	Belmar, NJ, 2.00% BANs, 4/27/2012	1,482,183
5,648,469	Cranford Township, NJ, 1.50% BANs, 2/3/2012	5,676,164
7,699,500	East Greenwich Township, NJ, (Series 2011A), 1.75% BANs, 4/14/2012	7,753,979
3,484,715	Eatontown, NJ, 1.50% BANs, 10/20/2011	3,495,616
7,000,000	Glassboro Borough, NJ, (Series 2011B), 2.00% BANs, 4/26/2012	7,051,094
6,900,192	Hopatcong, NJ, 1.50% BANs, 9/16/2011	6,918,950
6,234,762	Lodi, NJ, 1.75% BANs, 1/13/2012	6,256,420
3,000,000	Montclair Township, NJ, 1.50% BANs, 12/15/2011	3,009,264
7,135,177	Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,171,043
7,898,517	Stone Harbor, NJ, 1.25% BANs, 11/10/2011	7,923,409
5,000,000	Wall Township, NJ, 1.50% BANs, 6/15/2011	5,003,415
4,000,000	Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	4,003,445
2,000,000	Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	2,003,308
	TOTAL	67,748,290
	New York – 6.7%
1,000,000	Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2011	1,000,000
970,000	Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/4/2011	970,000
1,565,000	Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.460%, 5/5/2011	1,565,000
3,155,000	Erwin, NY, 1.50% BANs, 9/15/2011	3,164,169
1,700,000	Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.670%, 5/4/2011	1,700,000
6,000,000	Malone, NY Central School District, 1.20% BANs, 7/8/2011	6,001,274
905,000	Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 5/5/2011	905,000
5,000,000	Nassau County, NY, (Series 2011B), 2.00% TANs, 9/15/2011	5,015,800
1,600,000	New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.410%, 5/5/2011	1,600,000
6,000,000	New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (Landesbank Baden-Wurttemberg (GTD) LIQ), 0.270%, 5/4/2011	6,000,000
3,500,000	New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/2/2011	3,500,000
1,325,000	Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	1,326,299
10,000,000	Penn-Yan, NY Central School District, 1.50% BANs, 6/17/2011	10,009,581
3,800,000	Portville, NY Central School District, 1.50% BANs, 7/28/2011	3,807,329
3,665,000	Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.400%, 5/4/2011	3,665,000
3,974,024	Wappingers, NY Central School District, (Series 2010C), 1.50% BANs, 9/9/2011	3,983,922
	TOTAL	54,213,374
	Ohio – 3.5%
3,900,000	Ashtabula County, OH, 1.15% BANs, 5/26/2011	3,900,927
2,825,000	Brunswick, OH, 1.30% BANs, 11/16/2011	2,831,869
6,800,000	Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.480%, 5/2/2011	6,800,000
2,000,000	Hunting Valley, OH, 1.00% BANs, 6/2/2011	2,000,522
9,510,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	9,510,000
2,716,000	University Heights, OH, 1.25% BANs, 5/2/2012	2,729,417
	TOTAL	27,772,735
4

Principal Amount			Value
		Oklahoma – 0.4%
$2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2011	2,000,000
1,440,059	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	1,440,059
		TOTAL	3,440,059
		Pennsylvania – 1.8%
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/4/2011	6,000,000
8,165,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/2/2011	8,165,000
		TOTAL	14,165,000
		Rhode Island – 1.6%
4,460,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.490%, 5/4/2011	4,460,000
4,830,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.490%, 5/4/2011	4,830,000
3,995,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.490%, 5/4/2011	3,995,000
		TOTAL	13,285,000
		South Carolina – 0.9%
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.340%, 5/5/2011	7,000,000
		South Dakota – 1.0%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 5/5/2011	8,410,000
		Tennessee – 5.2%
4,210,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2011	4,210,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	7,500,000
7,195,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	7,195,000
4,870,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,870,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.310%, 5/4/2011	7,000,000
7,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.650%, 5/4/2011	7,500,000
		TOTAL	41,775,000
		Texas – 4.3%
1,350,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.470%, 5/5/2011	1,350,000
3,000,000		Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.410%, 5/5/2011	3,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.300%, 5/4/2011	19,000,000
7,470,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	7,470,000
3,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.330%, 5/4/2011	3,000,000
1,000,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.690%, 5/4/2011	1,000,000
		TOTAL	34,820,000
		Utah – 1.2%
10,035,000	[3,4]	Utah State Transit Authority Sales Tax Revenue, DCL Floater Certificates (Series 2008-021) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	10,035,000
		Virginia – 0.8%
3,475,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.650%, 5/4/2011	3,475,000
5

Principal Amount		Value
$3,000,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 5/13/2011	3,000,000
	TOTAL	6,475,000
	Washington – 0.7%
5,700,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.310%, 5/5/2011	5,700,000
	West Virginia – 0.5%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.460%, 5/5/2011	4,000,000
	Wisconsin – 1.8%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.260%, 5/5/2011	7,710,000
7,145,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/4/2011	7,145,000
	TOTAL	14,855,000
	TOTAL INVESTMENTS — 97.4% (AT AMORTIZED COST)[5]	788,149,548
	OTHER ASSETS AND LIABILITIES - NET — 2.6%[6]	20,801,054
	TOTAL NET ASSETS — 100%	$808,950,602

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.1% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2011 the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $140,522,059, which represented 17.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $140,522,059, which represented 17.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

6

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CALPERS	— California Public Employees Retirement System
CALSTRS	— California State Teachers' Retirement System
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
P-Floats	— Puttable Floating Option Tax Exempt Receipts
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

7

Federated Government Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 48.9%
$200,000,000	[1]	Federal Farm Credit System Discount Notes, 0.030%, 5/5/2011 - 5/11/2011	199,998,938
270,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.193% - 0.206%, 5/20/2011 - 5/21/2011	270,473,282
49,000,000		Federal Farm Credit System Notes, 0.950%, 2/10/2012	49,274,951
1,770,269,000	[1]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.050%, 5/10/2011 - 6/29/2011	1,770,234,966
3,390,900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.113% - 0.211%, 5/3/2011 - 7/30/2011	3,390,345,038
2,770,615,000		Federal Home Loan Bank System Notes, 0.180% - 3.125%, 6/1/2011 - 4/27/2012	2,771,351,433
703,906,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.030% - 0.210%, 5/9/2011 - 9/6/2011	703,762,778
1,499,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.161% - 0.250%, 5/2/2011 - 6/3/2011	1,498,799,676
126,932,000		Federal Home Loan Mortgage Corp. Notes, 3.500% - 5.750%, 5/5/2011 - 3/5/2012	129,613,426
1,017,900,000	[1]	Federal National Mortgage Association Discount Notes, 0.040% - 0.210%, 5/16/2011 - 9/14/2011	1,017,734,375
1,524,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.113% - 0.174%, 5/11/2011 - 5/27/2011	1,524,283,308
163,275,000		Federal National Mortgage Association Notes, 0.875% - 6.000%, 5/15/2011 - 3/30/2012	164,339,900
434,044,000	[2]	Housing and Urban Development Floating Rate Notes, 0.505%, 5/2/2011	434,044,000
		TOTAL GOVERNMENT AGENCIES	13,924,256,071
		U.S. Treasury – 7.1%
595,000,000	[1]	United States Treasury Bills, 0.025%, 5/12/2011	594,995,531
13,000,000		United States Treasury Notes, 0.875%, 5/31/2011	13,008,831
271,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	274,347,989
902,000,000		United States Treasury Notes, 1.000% - 4.875%, 7/31/2011	907,428,755
84,500,000		United States Treasury Notes, 1.750%, 11/15/2011	85,182,969
100,000,000		United States Treasury Notes, 4.625%, 2/29/2012	103,671,369
41,500,000		United States Treasury Notes, 5.125%, 6/30/2011	41,836,009
		TOTAL U.S. TREASURY	2,020,471,453
		Repurchase Agreements – 44.2%
809,394,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	809,394,000
400,502,000		Interest in $750,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $750,003,125 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2041 and the market value of those underlying securities was $765,095,597.	400,502,000
1,080,000,000	[3]	Interest in $1,650,000,000 joint repurchase agreement 0.19%, dated 2/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,783,750 on 5/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/25/2048 and the market value of those underlying securities was $1,697,296,891.	1,080,000,000
1,000,000,000		Repurchase agreement 0.05%, dated 4/29/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2045 and the market value of those underlying securities was $1,020,256,322.	1,000,000,000
454,515,000	[3]	Interest in $797,000,000 joint repurchase agreement 0.19%, dated 2/14/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $797,382,781 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2045 and the market value of those underlying securities was $818,473,116.	454,515,000
645,937,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 2/15/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,475,000 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,020,893,555.	645,937,000
598,000,000	[3]	Interest in $940,000,000 joint repurchase agreement 0.10%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,156,667 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $958,807,991.	598,000,000
1

Principal Amount			Value
$182,528,000		Interest in $1,766,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,766,004,415 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,801,324,600.	182,528,000
150,000,000		Interest in $2,591,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,591,010,796 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $2,644,696,812.	150,000,000
629,882,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 4/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,072,500 on 5/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2049 and the market value of those underlying securities was $1,020,198,623.	629,882,000
952,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,330,417 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,538,654,425.	952,000,000
800,000,000		Interest in $900,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $900,003,750 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2041 and the market value of those underlying securities was $919,501,174.	800,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 4/26/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,038,889 on 5/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2051 and the market value of those underlying securities was $2,060,034,334.	1,000,000,000
250,000,000		Repurchase agreement 0.06%, dated 4/29/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,001,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $256,416,830.	250,000,000
500,000,000	[3]	Repurchase agreement 0.19%, dated 3/14/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,229,583 on 6/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,122,346.	500,000,000
250,000,000		Repurchase agreement 0.05%, dated 4/29/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,001,042 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $255,002,418.	250,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 4/29/2011 under which J.P. Morgan Securities Inc. will repurchase securities provided as collateral for $1,000,005,000 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2051 and the market value of those underlying securities was $1,023,335,267.	500,000,000
318,828,000		Interest in $633,828,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $633,830,641 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $651,110,247.	318,828,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 4/29/2011 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,000,005,000 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2041 and the market value of those underlying securities was $1,022,257,881.	500,000,000
200,000,000	[3]	Repurchase agreement 0.14%, dated 4/6/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $200,023,333 on 5/6/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2041 and the market value of those underlying securities was $205,381,768.	200,000,000
654,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,350,000 on 7/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and the market value of those underlying securities was $1,030,064,248.	654,000,000
700,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,400,005,833 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2041 and the market value of those underlying securities was $1,429,885,375.	700,000,000
		TOTAL REPURCHASE AGREEMENTS	12,575,586,000
		TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[4]	28,520,313,524
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(43,708,893)
		TOTAL NET ASSETS — 100%	$28,476,604,631

1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.

2

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Government Obligations Tax-Managed Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 75.5%
$819,998,000	[1]	Federal Farm Credit System Discount Notes, 0.030% - 0.290%, 5/6/2011 - 10/17/2011	$819,784,367
1,051,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.153% - 0.333%, 5/3/2011 - 6/20/2011	1,050,944,902
1,284,022,000	[1]	Federal Home Loan Bank System Discount Notes, 0.035% - 0.180%, 5/4/2011 - 9/14/2011	1,283,830,078
809,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.113% - 0.270%, 5/2/2011 - 5/25/2011	808,871,495
641,050,000		Federal Home Loan Bank System Notes, 0.200% - 5.375%, 5/6/2011 - 10/14/2011	641,276,593
		TOTAL GOVERNMENT AGENCIES	4,604,707,435
		U.S. TREASURY – 20.9%
1,000,000	[1]	United States Treasury Bill, 0.025%, 5/12/2011	999,992
146,000,000	[1]	United States Treasury Bill, 0.165%, 9/15/2011	145,908,324
100,000,000		United States Treasury Note, 0.875%, 5/31/2011	100,057,188
296,000,000		United States Treasury Note, 4.875%, 7/31/2011	299,532,088
726,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	727,780,176
		TOTAL U.S. TREASURY	1,274,277,768
		TOTAL INVESTMENTS — 96.4% (AT AMORTIZED COST)[3]	5,878,985,203
		OTHER ASSETS AND LIABILITIES - NET — 3.6%[4]	216,691,366
		TOTAL NET ASSETS — 100%	$6,095,676,569
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

1

Federated Liberty U.S. Government Money Market Trust

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 48.4%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.193% — 0.206%, 5/20/2011 — 5/21/2011	1,499,839
13,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.030% — 0.050%, 5/11/2011 — 5/31/2011	12,999,741
22,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.113% — 0.211%, 4/30/2011 — 7/15/2011	22,845,795
14,450,000		Federal Home Loan Bank System Notes, 0.180% — 3.125%, 6/1/2011 — 4/27/2012	14,451,755
2,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.170% — 0.210%, 8/10/2011 — 9/12/2011	1,998,767
9,990,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.161% — 0.250%, 5/2/2011 — 6/3/2011	9,985,549
1,250,000		Federal Home Loan Mortgage Corp. Notes, 3.500% — 4.750%, 5/5/2011 — 3/5/2012	1,288,177
7,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% — 0.210%, 5/16/2011 — 9/7/2011	6,998,862
6,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.113% — 0.174%, 5/11/2011 — 5/27/2011	6,499,108
1,000,000		Federal National Mortgage Association Notes, 0.875% — 1.080%, 1/12/2012 — 3/30/2012	1,006,785
6,500,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250%, 5/3/2011 — 5/4/2011	6,499,875
		TOTAL GOVERNMENT AGENCIES	86,074,253
		U.S. Treasury – 7.6%
4,000,000	[2]	United States Treasury Bills, 0.025%, 5/12/2011	3,999,970
1,500,000		United States Treasury Notes, 1.000% — 4.625%, 12/31/2011	1,519,462
6,000,000		United States Treasury Notes, 1.000% — 4.875%, 7/31/2011	6,040,434
500,000		United States Treasury Notes, 1.750%, 11/15/2011	504,041
1,500,000		United States Treasury Notes, 5.125%, 6/30/2011	1,512,145
		TOTAL U.S. TREASURY	13,576,052
		Repurchase Agreements – 44.2%
5,690,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	5,690,000
5,000,000	[5]	Interest in $1,650,000,000 joint repurchase agreement 0.19%, dated 2/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,783,750 on 5/9/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/25/2048 and the market value of those underlying securities was $1,697,296,891.	5,000,000
3,981,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 2/15/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,475,000 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,020,893,555.	3.981,000
3,840,000	[5]	Interest in $797,000,000 joint repurchase agreement 0.19%, dated 2/14/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $797,382,781 on 5/16/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2045 and the market value of those underlying securities was $818,473,116.	3,840,000
4,000,000	[5]	Interest in $940,000,000 joint repurchase agreement 0.10%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,150,667 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $958,807,991.	4,000,000
6,000,000	[5]	Interest in $1,500,000,000 joint repurchase agreement 0.13%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,330,417 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2049 and the market value of those underlying securities was $1,538,654,425.	6,000,000
20,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.10%, dated 4/26/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,038,889 on 5/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2051 and the market value of those underlying securities was $2,060,034,334.	20,000,000
25,000,000		Interest in $ 600,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,001,500 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $612,001,628.	25,000,000
1

Principal Amount			Value
$5,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 4/13/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,350,000 on 7/12/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2050 and the market value of those underlying securities was $1,030,064,248.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	78,511,000
		TOTAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[6]	178,161,305
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[7]	(360,983)
		TOTAL NET ASSETS — 100%	$177,800,322
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $6,499,875, which represented 3.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $6,499,875, which represented 3.7% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Money Market Management

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.2%
		Finance - Automotive – 1.2%
$302,654		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	302,654
		Certificates of Deposit – 36.7%
		Finance - Banking – 36.7%
750,000		BNP Paribas SA, 0.450%, 8/9/2011	750,000
500,000	[1]	Bank of Montreal, 0.363%, 5/27/2011	500,000
1,300,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% — 0.300%, 6/2/2011 — 6/10/2011	1,300,000
800,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	800,000
1,300,000		Credit Agricole Corporate and Investment Bank, 0.370% — 0.400%, 5/18/2011 — 7/15/2011	1,300,000
500,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	500,000
1,300,000		Mizuho Corporate Bank Ltd., 0.280% — 0.300%, 6/1/2011 — 7/8/2011	1,300,000
1,000,000	[1]	National Australia Bank Ltd., Melbourne, 0.291%, 5/10/2011	1,000,000
300,000	[1]	Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	300,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
350,000		Societe Generale, Paris, 0.520%, 9/16/2011	350,000
1,000,000		Svenska Handelsbanken, Stockholm, 0.280%, 5/25/2011	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,600,000
		Collateralized Loan Agreements – 14.1%
		Finance - Banking – 14.1%
500,000		BNP Paribas Securities Corp., 0.375%, 5/2/2011	500,000
500,000		Barclays Capital, Inc., 0.436%, 5/13/2011	500,000
200,000		Citigroup Global Markets, Inc., 0.608%, 5/2/2011	200,000
800,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011	800,000
900,000		Deutsche Bank Securities, Inc., 0.406% — 0.507%, 5/2/2011 — 5/23/2011	900,000
800,000	[1]	RBS Securities, Inc., 0.500%, 5/2/2011	800,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,700,000
		Commercial Paper – 19.1%[2]
		Aerospace/Auto – 3.8%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.270%, 6/28/2011	999,565
		Finance - Banking – 11.5%
1,000,000	[3,4]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	999,578
1,000,000	[3,4]	Danske Corp., Inc., 0.200%, 5/19/2011	999,900
1,000,000		ING (U.S.) Funding LLC, 0.325%, 6/1/2011	999,720
		TOTAL	2,999,198
		Finance - Commercial – 3.8%
1,000,000	[1,3,4]	Fairway Finance Co. LLC, 0.256%, 5/16/2011	1,000,000
		TOTAL COMMERCIAL PAPER	4,998,763
		Corporate Bonds – 0.4%
		Finance - Commercial – 0.4%
100,000		General Electric Capital Corp., 4.375%, 11/21/2011	102,101
		Loan Participation – 3.8%
		Food & Beverage – 3.8%
1,000,000		Archer-Daniels-Midland Co., 0.250%, 5/25/2011	1,000,000
		Notes - Variable – 16.2%[1]
		Finance - Banking – 15.1%
500,000	[3,4]	Australia & New Zealand Banking Group, Melbourne, 0.326%, 5/9/2011	500,000
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.210%, 5/5/2011	1,000,000
1

Principal Amount			Value
$1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.410%, 5/5/2011	1,000,000
700,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	700,000
750,000	[3,4]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	750,000
		TOTAL	3,950,000
		Finance - Commercial – 1.1%
275,000		General Electric Capital Corp., 0.659%, 6/28/2011	275,171
		TOTAL NOTES — VARIABLE	4,225,171
		Repurchase Agreement – 8.5%
2,229,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	2,229,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	26,157,689
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	12,624
		TOTAL NET ASSETS — 100%	$26,170,313
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $4,249,478, which represented 16.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $4,249,478, which represented 16.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronym is used throughout this portfolio:

LOC — Letter of Credit

2

Federated Municipal Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%[1,2]
		Alabama – 4.1%
$2,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	2,325,000
7,840,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	7,840,000
43,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.650%, 5/4/2011	43,000,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.360%, 5/5/2011	10,000,000
50,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.320%, 5/2/2011	50,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.330%, 5/5/2011	15,000,000
4,100,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.320%, 5/4/2011	4,100,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	3,725,000
16,545,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.320%, 5/5/2011	16,545,000
7,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.320%, 5/5/2011	7,000,000
1,850,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.330%, 5/4/2011	1,850,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2011	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	4,350,000
9,200,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.320%, 5/4/2011	9,200,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.910%, 5/5/2011	27,000,000
		TOTAL	207,935,000
		Arizona – 0.3%
4,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.280%, 5/5/2011	4,275,000
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.270%, 5/5/2011	3,400,000
1,160,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.320%, 5/5/2011	1,160,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/5/2011	4,000,000
		TOTAL	12,835,000
		Arkansas – 0.4%
12,500,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.320%, 5/5/2011	12,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2011	7,100,000
		TOTAL	19,600,000
		California – 11.1%
10,680,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.290%, 5/4/2011	10,680,000
11,770,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 5/2/2011	11,770,000
3,750,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.350%, 5/5/2011	3,750,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1665 Series W-7), 0.510%, 5/5/2011	29,000,000
25,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.310%, 5/2/2011	25,225,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	1,500,000
410,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.380%, 5/4/2011	410,000
2,605,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 5/4/2011	2,605,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	1,550,000
1

Principal Amount			Value
$6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.310%, 5/5/2011	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	2,940,000
480,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 5/4/2011	480,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.310%, 5/5/2011	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	2,000,000
2,120,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 5/4/2011	2,120,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.360%, 5/4/2011	3,920,000
2,845,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.380%, 5/4/2011	2,845,000
3,635,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(Union Bank, N.A. LOC), 0.340%, 5/4/2011	3,635,000
7,400,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/5/2011	7,400,000
42,670,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	42,670,000
11,305,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/25/2011	11,305,000
12,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	12,000,000
50,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/23/2011	50,000,000
5,600,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.260%, 5/5/2011	5,600,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.320%, 5/5/2011	10,410,000
23,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.280%, 5/5/2011	23,910,000
37,101,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.350%, 5/5/2011	37,101,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.400%, 5/5/2011	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/4/2011	8,000,000
13,515,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	13,515,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	11,440,000
1,705,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.290%, 5/5/2011	1,705,000
3,500,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.290%, 5/5/2011	3,500,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.320%, 5/2/2011	5,060,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,097,690
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.350%, 5/5/2011	60,695,000
3,270,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/5/2011	3,270,000
2

Principal Amount			Value
$2,000,000		San Francisco, CA City & County Airport Commission, (Second Series)/(Issue 36B) Weekly VRDNs (Union Bank, N.A. LOC), 0.260%, 5/4/2011	2,000,000
6,180,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 5/5/2011	6,180,000
8,330,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	8,330,000
14,955,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/1/2011	14,955,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.38% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 7/28/2011	22,580,000
		TOTAL	569,058,690
		Colorado – 0.5%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.360%, 5/5/2011	1,020,000
3,765,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.310%, 5/5/2011	3,765,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 5/5/2011	315,000
5,000,000		Denver, CO City & County Airport Authority, (Series E), 5.00% Bonds, 11/15/2011	5,116,370
15,000,000		Denver, CO City & County Airport Authority, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.310%, 5/4/2011	15,000,000
		TOTAL	25,216,370
		Connecticut – 1.1%
1,400,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.280%, 5/4/2011	1,400,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.360%, 5/5/2011	1,000,000
2,300,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/4/2011	2,300,000
3,900,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	3,900,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 5/5/2011	600,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,006,266
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,129,934
10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,071,400
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,026,319
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,546,077
		TOTAL	53,979,996
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.470%, 5/5/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.690%, 5/4/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.0%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.310%, 5/5/2011	7,500,000
11,220,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/5/2011	11,220,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.650%, 5/4/2011	23,965,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.280%, 5/5/2011	3,770,000
		TOTAL	51,755,000
		Florida – 5.8%
10,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	10,200,000
4,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	4,065,000
3

Principal Amount			Value
$1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	1,055,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	17,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.750%, 5/4/2011	21,500,000
955,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.650%, 5/4/2011	955,000
2,900,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.420%, 5/2/2011	2,900,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.37% TOBs (Adventist Health System/ Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	16,160,000
3,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.310%, 5/4/2011	3,000,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.420%, 5/5/2011	2,596,000
5,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.330%, 5/5/2011	5,000,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.430%, 5/5/2011	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 5/5/2011	25,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.600%, 5/5/2011	40,205,000
43,300,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.270%, 5/2/2011	43,300,000
72,285,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.280%, 5/2/2011	72,285,000
9,640,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	9,640,000
		TOTAL	298,361,000
		Georgia – 6.4%
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.330%, 5/5/2011	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 5/5/2011	5,400,000
36,100,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	36,100,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.320%, 5/1/2011	13,155,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.310%, 5/4/2011	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.880%, 5/5/2011	12,905,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.290%, 5/5/2011	5,000,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.370%, 5/5/2011	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.300%, 5/2/2011	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.740%, 5/4/2011	270,000
10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.310%, 5/4/2011	19,350,000
10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	10,000,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.300%, 5/2/2011	3,800,000
4

Principal Amount			Value
$6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.310%, 5/4/2011	6,700,000
4,000,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	4,000,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.300%, 5/2/2011	19,600,000
31,300,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	31,300,000
7,750,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	7,750,000
6,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,045,503
8,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.300%, 5/5/2011	8,240,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 5/4/2011	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	19,000,000
		TOTAL	328,395,503
		Hawaii – 0.2%
10,557,000		Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.350%, 5/3/2011	10,557,000
		Illinois – 2.0%
840,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 5/5/2011	840,000
1,290,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.460%, 5/5/2011	1,290,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.280%, 5/4/2011	3,000,000
1,380,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.490%, 5/5/2011	1,380,000
405,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	405,000
2,810,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 5/4/2011	2,810,000
800,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.590%, 5/5/2011	800,000
4,490,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.470%, 5/5/2011	4,490,000
2,880,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.460%, 5/5/2011	2,880,000
4,155,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.470%, 5/5/2011	4,155,000
3,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.470%, 5/5/2011	3,695,000
2,640,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.030%, 5/4/2011	2,640,000
6,700,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.290%, 5/5/2011	6,700,000
1,110,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	1,110,000
7,260,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.290%, 5/5/2011	7,260,000
910,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.840%, 5/5/2011	910,000
5,350,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.420%, 5/5/2011	5,350,000
26,640,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 5/5/2011	26,640,000
4,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Rush University Medical Center Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 5/5/2011	4,000,000
5,300,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	5,300,000
1,200,000		Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.370%, 5/4/2011	1,200,000
5

Principal Amount			Value
$3,730,000		Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/5/2011	3,730,000
2,000,000		Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	2,000,000
1,400,000		Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	1,400,000
465,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	465,000
		TOTAL	103,550,000
		Indiana – 3.2%
4,345,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,345,000
20,000,000		Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,151,609
4,100,000		Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.440%, 5/5/2011	4,100,000
540,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	540,000
2,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2011	2,400,000
43,625,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/4/2011	43,625,000
13,000,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	13,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.420%, 5/5/2011	6,095,000
4,980,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	4,980,000
900,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.470%, 5/4/2011	900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	5,000,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/5/2011	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 5/5/2011	6,500,000
14,000,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	14,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.370%, 5/5/2011	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.660%, 5/5/2011	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.660%, 5/5/2011	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.660%, 5/5/2011	10,000,000
1,685,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.590%, 5/4/2011	1,685,000
1,400,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2011	1,400,000
1,200,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	1,200,000
		TOTAL	160,956,609
		Iowa – 0.2%
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.260%, 5/5/2011	500,000
		TOTAL	11,800,000
		Kansas – 1.0%
13,906,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	13,906,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	3,430,000
6

Principal Amount			Value
$9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.290%, 5/5/2011	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.290%, 5/5/2011	9,550,000
3,695,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.300%, 5/5/2011	3,695,000
10,000,000		Wichita, KS, 0.50% BANs, 2/9/2012	10,002,802
		TOTAL	49,868,802
		Kentucky – 0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.380%, 5/5/2011	5,500,000
9,880,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.300%, 5/4/2011	9,880,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.300%, 5/4/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.380%, 5/5/2011	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 5/5/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Credit Agricole Corporate and Investment Bank LOC), 0.340%, 5/5/2011	10,000,000
		TOTAL	42,970,000
		Louisiana – 0.9%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 5/4/2011	15,000,000
2,891,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	2,891,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.340%, 5/5/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.330%, 5/5/2011	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.310%, 5/4/2011	4,000,000
8,225,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 5/4/2011	8,225,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.310%, 5/4/2011	7,500,000
		TOTAL	47,246,000
		Maine – 0.4%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/4/2011	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 5/5/2011	15,000,000
		TOTAL	18,100,000
		Maryland – 1.6%
565,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/4/2011	565,000
3,220,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.370%, 5/5/2011	3,220,000
2,500,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.550%, 5/5/2011	2,500,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/3/2011	450,000
2,580,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.340%, 5/4/2011	2,580,000
8,000,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.340%, 5/4/2011	8,000,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.300%, 5/5/2011	6,200,000
5,575,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.300%, 5/5/2011	5,575,000
3,800,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.300%, 5/5/2011	3,800,000
4,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.360%, 5/5/2011	4,250,000
7

Principal Amount			Value
$2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	2,550,000
650,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2011	650,000
1,630,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/6/2011	1,630,000
1,885,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.470%, 5/5/2011	1,885,000
12,175,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997) Weekly VRDNs (Stella Maris, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/4/2011	12,175,000
5,200,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.650%, 5/4/2011	5,200,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.650%, 5/4/2011	715,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 5/5/2011	13,185,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.310%, 5/6/2011	3,500,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.880%, 5/2/2011	959,000
2,100,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	2,100,000
		TOTAL	81,689,000
		Massachusetts – 1.7%
23,000,000	[3,4]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-022) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 5/2/2011	23,000,000
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,003,906
12,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	12,016,008
24,500,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL Floater Certificates (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 5/2/2011	24,500,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 5/19/2011	5,000,000
3,150,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.260%, 5/5/2011	3,150,000
4,345,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.370%, 5/4/2011	4,345,000
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,223,320
		TOTAL	84,238,234
		Michigan – 4.0%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	9,005,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	5,500,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.380%, 5/4/2011	27,750,000
13,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	13,057,053
1,895,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	1,895,000
12,600,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.290%, 5/5/2011	12,600,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.470%, 5/4/2011	10,000,000
1,500,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.100%, 5/4/2011	1,500,000
11,805,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 5/5/2011	11,805,000
4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.430%, 5/5/2011	4,680,000
8

Principal Amount			Value
$3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	3,435,000
80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	80,521,774
7,045,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2011	7,045,000
4,090,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	4,090,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	6,945,000
		TOTAL	205,828,827
		Minnesota – 2.0%
725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	725,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	1,600,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.300%, 5/6/2011	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.320%, 5/6/2011	6,000,000
950,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	950,000
3,325,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,325,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	3,020,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.320%, 5/6/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.320%, 5/6/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/6/2011	4,125,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.320%, 5/6/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	545,000
4,390,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	4,390,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	3,415,000
		TOTAL	102,355,000
		Mississippi – 1.2%
9,695,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	9,695,000
14,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.270%, 5/5/2011	14,050,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	9,770,000
7,000,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.330%, 5/5/2011	7,000,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	9,670,000
4,395,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	4,395,000
		TOTAL	63,080,000
		Missouri – 0.1%
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2011	2,000,000
1,240,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001-A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 5/4/2011	1,240,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.490%, 5/5/2011	460,000
		TOTAL	3,700,000
9

Principal Amount			Value
		Montana – 0.1%
$4,355,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.400%, 5/5/2011	4,355,000
		Multi-State – 10.8%
14,258,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	14,258,000
62,916,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	62,916,000
6,409,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	6,409,000
15,484,226	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	15,484,226
29,175,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.410%, 5/5/2011	29,175,000
10,680,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 5/5/2011	10,680,000
18,355,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.300%, 5/5/2011	18,355,000
25,010,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 5/5/2011	25,010,000
74,785,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.330%, 5/5/2011	74,785,000
82,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.510%, 5/5/2011	82,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 5/5/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs (GTD by JP Morgan Chase Bank, N.A.), 0.480%, 5/5/2011	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.460%, 5/5/2011	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	24,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.480%, 5/5/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.480%, 5/5/2011	25,000,000
		TOTAL	553,672,226
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/5/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.320%, 5/4/2011	5,700,000
		TOTAL	20,320,000
		Nevada – 4.1%
34,800,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/4/2011	34,800,000
76,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/4/2011	76,500,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.410%, 5/4/2011	20,000,000
41,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.350%, 5/5/2011	41,000,000
15,900,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.300%, 5/5/2011	15,900,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ) Mandatory Tender 7/28/11, 5/5/2011	19,295,000
		TOTAL	207,495,000
		New Hampshire – 0.2%
10,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.80% CP (New England Power Co.), Mandatory Tender 5/5/2011	10,500,000
10

Principal Amount			Value
$1,670,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 5/4/2011	1,670,000
485,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.790%, 5/4/2011	485,000
		TOTAL	12,655,000
		New Jersey – 3.3%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1022 Series W-7), 0.510%, 5/5/2011	9,000,000
3,750,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/2/2011	3,750,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,437,315
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,380,437
5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,022,246
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,292,803
3,269,150		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,269,150
8,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	8,000,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 6/2/2011	45,000,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,361,707
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,792,118
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,072,399
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,413,288
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,608,714
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,017,228
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,008,270
		TOTAL	166,425,675
		New Mexico – 0.7%
430,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	430,000
3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.360%, 5/5/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.520%, 5/4/2011	1,650,000
10,000,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 5/5/2011	10,000,000
6,910,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 5/5/2011	6,910,000
6,935,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 5/5/2011	6,935,000
1,380,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (Series 2001-A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 5/4/2011	1,380,000
		TOTAL	34,145,000
		New York – 5.2%
10,000,000		Brewster, NY CSD, 0.75% BANs, 10/27/2011	10,011,263
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,322,496
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,636,443
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,293,702
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.330%, 5/5/2011	5,590,000
7,520,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/5/2011	7,520,000
15,000,000		Nassau County, NY, 2.00% TANs, 10/15/2011	15,052,312
4,670,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.530%, 5/5/2011	4,670,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
30,475,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 5/2/2011	30,475,000
20,810,000		New York City, NY, (Fiscal 2006 Series H-1) Daily VRDNs (Dexia Credit Local LOC), 0.350%, 5/2/2011	20,810,000
11

Principal Amount			Value
$19,590,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/2/2011	19,590,000
8,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/2/2011	8,000,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.400%, 5/5/2011	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	31,000,000
5,900,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,905,783
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,368,347
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 5/4/2011	4,080,000
		TOTAL	263,325,346
		North Carolina – 0.5%
12,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.450%, 5/4/2011	12,300,000
5,500,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.260%, 5/4/2011	5,500,000
3,915,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,915,000
1,400,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.270%, 5/4/2011	1,400,000
3,720,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.250%, 5/5/2011	3,720,000
		TOTAL	26,835,000
		North Dakota – 0.6%
415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.350%, 5/5/2011	415,000
18,835,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.290%, 5/4/2011	18,835,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.410%, 5/5/2011	12,240,000
		TOTAL	31,490,000
		Ohio – 3.5%
10,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	10,029,966
21,385,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	21,385,000
34,905,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.480%, 5/2/2011	34,905,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.480%, 5/2/2011	18,800,000
15,050,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	15,050,000
5,000,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.290%, 5/5/2011	5,000,000
7,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	7,000,000
40,035,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	40,035,000
4,655,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	4,655,000
19,655,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	19,655,000
		TOTAL	176,514,966
		Oklahoma – 0.5%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.380%, 5/4/2011	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2011	6,000,000
8,644,561	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	8,644,561
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.300%, 5/4/2011	2,500,000
1,470,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/5/2011	1,470,000
		TOTAL	23,814,561
		Oregon – 0.4%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.300%, 5/5/2011	500,000
12

Principal Amount			Value
$10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	10,000,000
2,000,000		Port Portland, OR Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.240%, 5/5/2011	2,000,000
		TOTAL	22,500,000
		Pennsylvania – 0.9%
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.320%, 5/4/2011	1,600,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.290%, 5/5/2011	6,200,000
17,205,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.290%, 5/5/2011	17,205,000
3,850,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/5/2011	3,850,000
19,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,040,323
		TOTAL	47,895,323
		Puerto Rico – 0.1%
7,100,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 5/4/2011	7,100,000
		Rhode Island – 0.2%
2,850,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 1.030%, 5/5/2011	2,850,000
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.320%, 5/2/2011	7,760,000
		TOTAL	10,610,000
		South Carolina – 2.1%
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.320%, 5/4/2011	24,000,000
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.430%, 5/4/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.320%, 5/4/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.430%, 5/4/2011	25,000,000
5,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.360%, 5/4/2011	5,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/5/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/5/2011	6,225,000
8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.650%, 5/4/2011	8,280,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	12,400,000
6,485,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 5/4/2011	6,485,000
		TOTAL	105,990,000
		South Dakota – 0.1%
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thuringen (GTD) LIQ), 0.300%, 5/5/2011	4,000,000
		Tennessee – 0.6%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.390%, 5/4/2011	5,000,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	10,000,000
390,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	390,000
4,495,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.440%, 5/5/2011	4,495,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	8,500,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.890%, 5/4/2011	845,000
		TOTAL	29,230,000
13

Principal Amount			Value
		Texas – 6.8%
$9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.370%, 5/4/2011	9,950,000
180,000		Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.280%, 5/2/2011	180,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.380%, 5/5/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.380%, 5/5/2011	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/4/2011	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 5/5/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/5/2011	2,950,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	6,900,000
1,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.330%, 5/4/2011	1,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.330%, 5/4/2011	10,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.290%, 5/5/2011	13,000,000
175,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.790%, 5/4/2011	175,000
9,805,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/5/2011	9,805,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	135,740,797
7,195,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	7,195,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (Landesbank Hessen-Thuringen (GTD) LIQ), 0.300%, 5/5/2011	52,000,000
16,945,000		Texas State, Veterans Land Board (Series 2002) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.320%, 5/4/2011	16,945,000
29,935,000		Texas State, Veterans' Housing Assistance Program Fund II (Series 2006D) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.320%, 5/4/2011	29,935,000
9,840,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.270%, 5/4/2011	9,840,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (Series SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.320%, 5/4/2011	10,000,000
		TOTAL	347,735,797
		Utah – 0.0%
1,375,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.430%, 5/5/2011	1,375,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.360%, 5/5/2011	1,100,000
		TOTAL	2,475,000
		Vermont – 0.6%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 5/4/2011	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.490%, 5/4/2011	14,500,000
		TOTAL	28,300,000
		Virginia – 1.1%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.770%, 5/5/2011	1,000,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	3,000,000
4,700,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	4,700,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	3,000,000
14

Principal Amount			Value
$25,400,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 5/2/2011	25,400,000
19,000,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 5/2/2011	19,000,000
		TOTAL	56,100,000
		Washington – 1.8%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.630%, 5/5/2011	9,000,000
450,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.370%, 5/5/2011	450,000
2,585,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.370%, 5/5/2011	2,585,000
7,455,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.410%, 5/5/2011	7,455,000
4,005,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 1.000%, 5/5/2011	4,005,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 1.000%, 5/5/2011	3,085,000
4,100,000		Washington State EDFA, (Series 2001C) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/4/2011	4,100,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/5/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.410%, 5/5/2011	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/4/2011	4,720,000
5,335,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.370%, 5/4/2011	5,335,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 1.030%, 5/5/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2011	4,500,000
2,915,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.390%, 5/5/2011	2,915,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.290%, 5/5/2011	3,590,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.290%, 5/5/2011	5,350,000
6,500,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.310%, 5/2/2011	6,500,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.310%, 5/5/2011	3,560,000
		TOTAL	89,490,000
		West Virginia – 0.3%
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.310%, 5/5/2011	3,760,000
10,000,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.330%, 5/5/2011	10,000,000
		TOTAL	13,760,000
		Wisconsin – 4.4%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.510%, 5/5/2011	9,500,000
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.580%, 5/5/2011	4,000,000
15,500,000		Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	15,500,000
800,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.450%, 5/4/2011	800,000
1,325,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.440%, 5/5/2011	1,325,000
5,040,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.420%, 5/5/2011	5,040,000
1,645,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.490%, 5/5/2011	1,645,000
15

Principal Amount		Value
$1,600,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2011	1,600,000
22,505,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/4/2011	22,505,000
81,650,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.420%, 5/5/2011	81,650,000
14,920,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.320%, 5/4/2011	14,920,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	67,623,434
	TOTAL	226,108,434
	Wyoming – 0.6%
32,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.300%, 5/4/2011	32,700,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	5,110,118,359
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(6,358,732)
	TOTAL NET ASSETS — 100%	$5,103,759,627

Securities that are subject to the federal alternative minimum tax (AMT) represent 58.8% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $1,179,184,787, which represented 23.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $1,179,184,787, which represented 23.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

16

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

17

Federated Prime Cash Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.6%
		Finance - Automotive – 0.5%
$12,285,678		Ally Auto Receivables Trust 2010-4, Class A1, 0.336%, 11/15/2011	12,285,678
10,068,665		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	10,068,665
53,000,000		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	53,000,000
4,781,297		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	4,781,297
7,839,143	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	7,839,143
8,637,738	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	8,637,738
32,408,736	[1,2]	Santander Consumer Acquired Receivables Trust 2011-WO, Class A1, 0.356%, 1/17/2012	32,408,736
		TOTAL	129,021,257
		Finance - Retail – 1.1%
256,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.416%, 5/17/2011	256,000,000
		TOTAL ASSET-BACKED SECURITIES	385,021,257
		Certificates of Deposit – 39.6%
		Finance - Banking – 39.6%
1,106,000,000		BNP Paribas SA, 0.310% — 0.550%, 6/28/2011 — 9/28/2011	1,106,000,000
50,000,000	[3]	Bank of Montreal, 0.303%, 5/27/2011	50,000,075
100,000,000	[3]	Bank of Montreal, 0.321%, 5/10/2011	100,000,000
172,500,000	[3]	Bank of Montreal, 0.363%, 5/27/2011	172,500,000
350,000,000		Bank of Nova Scotia, Toronto, 0.240% — 0.260%, 6/23/2011 — 7/1/2011	350,000,000
1,321,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% — 0.300%, 5/13/2011 — 7/7/2011	1,321,000,000
180,000,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	180,000,000
50,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	50,000,000
310,000,000		Barclays Bank PLC, 0.570% — 0.810%, 8/8/2011 — 1/25/2012	310,000,000
150,000,000	[3]	Barclays Bank PLC, 0.633%, 5/27/2011	150,000,000
772,000,000		Caisse des Depots et Consignations (CDC), 0.370% — 0.670%, 6/9/2011 — 1/10/2012	772,014,016
849,700,000		Credit Agricole Corporate and Investment Bank, 0.280% — 0.560%, 5/13/2011 — 7/18/2011	849,700,000
75,000,000	[3]	Credit Suisse, Zurich, 0.294%, 5/9/2011	75,000,000
125,000,000	[3]	Credit Suisse, Zurich, 0.323%, 5/2/2011	125,000,000
100,000,000		Credit Suisse, Zurich, 0.330%, 5/26/2011	100,000,000
50,000,000	[3]	Credit Suisse, Zurich, 0.509%, 6/27/2011	50,016,140
280,000,000		Deutsche Bank AG, 0.320% — 0.450%, 5/10/2011 — 10/7/2011	280,000,000
100,000,000	[3]	Deutsche Bank AG, 0.592%, 5/23/2011	100,000,000
1,231,000,000		Mizuho Corporate Bank Ltd., 0.240% — 0.310%, 5/2/2011 — 8/2/2011	1,231,000,000
200,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.291%, 5/10/2011	200,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.317%, 5/12/2011	50,000,000
200,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.308%, 5/26/2011	199,990,098
75,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	75,000,000
120,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.321%, 5/9/2011	120,000,000
175,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.343%, 5/3/2011	175,000,000
375,000,000		Rabobank Nederland NV, Utrecht, 0.390% — 0.500%, 6/2/2011 — 9/14/2011	375,000,000
701,000,000		Societe Generale, Paris, 0.260% — 0.520%, 7/18/2011 — 10/19/2011	701,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.270% — 0.280%, 5/25/2011 — 8/5/2011	300,007,993
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.321%, 5/11/2011	100,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.321%, 5/9/2011	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,768,228,322
1

Principal Amount			Value
		Collateralized Loan Agreements – 16.5%
		Brokerage – 0.8%
$184,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.380% — 0.700%, 5/2/2011 — 7/25/2011	184,000,000
		Finance - Banking – 15.7%
135,000,000		BNP Paribas Securities Corp., 0.548%, 5/27/2011	135,000,000
533,000,000		Barclays Capital, Inc., 0.355% — 0.710%, 5/2/2011 — 7/25/2011	533,000,000
700,000,000	[3]	Citigroup Global Markets, Inc., 0.500% — 0.740%, 5/20/2011 — 6/24/2011	700,000,000
325,200,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 — 7/26/2011	325,200,000
673,500,000		Deutsche Bank Securities, Inc., 0.406% — 0.507%, 5/2/2011 — 5/23/2011	673,500,000
357,500,000		J.P. Morgan Securities, Inc., 0.365% — 0.568%, 5/2/2011 — 7/25/2011	357,500,000
658,200,000	[3]	RBS Securities, Inc., 0.500%, 5/2/2011	658,200,000
495,000,000		Wells Fargo Securities, LLC, 0.304% — 0.406%, 5/2/2011 — 7/7/2011	495,000,000
		TOTAL	3,877,400,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,061,400,000
		Commercial Paper – 18.8%[4]
		Aerospace/Auto – 0.7%
173,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.270% — 0.401%, 6/1/2011 — 6/23/2011	172,935,212
		Finance - Automotive – 0.3%
85,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.451% — 0.451%, 7/1/2011 — 7/5/2011	85,432,531
		Finance - Banking – 16.9%
450,000,000		Bank of America Corp., 0.230% — 0.280%, 6/9/2011 — 7/12/2011	449,844,778
172,000,000		Citigroup Funding, Inc., 0.260%, 5/11/2011 — 5/12/2011	171,987,058
161,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	160,932,112
505,000,000		Credit Agricole North America, Inc., 0.290% — 0.511%, 5/2/2011 — 8/23/2011	504,569,743
275,000,000		Credit Suisse, Zurich, 0.265% — 0.330%, 6/1/2011 — 7/7/2011	274,898,649
350,000,000	[1,2]	Danske Corp., Inc., 0.190% — 0.200%, 5/19/2011 — 5/23/2011	349,963,389
125,000,000	[1,2]	Grampian Funding LLC, 0.210%, 5/13/2011	124,991,250
1,295,630,000		ING (U.S.) Funding LLC, 0.290% — 0.330%, 5/6/2011 — 8/4/2011	1,295,199,325
155,000,000	[1,2]	Northern Pines Funding LLC, 0.280% — 0.330%, 8/1/2011 — 9/27/2011	154,837,067
567,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401% — 0.541%, 5/2/2011 — 10/20/2011	566,240,744
100,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.270%, 8/1/2011	99,931,000
		TOTAL	4,153,395,115
		Finance - Commercial – 0.3%
74,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.180%, 5/10/2011	73,996,670
		Finance - Retail – 0.6%
56,525,000	[1,2]	Alpine Securitization Corp., 0.180%, 5/6/2011	56,523,587
90,000,000	[1,2]	Salisbury Receivables Company LLC, 0.160% — 0.170%, 5/11/2011 — 5/18/2011	89,994,333
		TOTAL	146,517,920
		TOTAL COMMERCIAL PAPER	4,632,277,448
		Corporate Bonds – 0.6%
		Finance - Banking – 0.6%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 5/23/2011	150,000,000
		Loan Participation – 0.1%
		Food & Beverage – 0.1%
22,000,000		Archer-Daniels-Midland Co., 0.250%, 5/13/2011	22,000,000
		Notes - Variable – 14.2%[3]
		Finance - Banking – 14.0%
71,995,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007), (Bank of America N.A. LOC), 0.280%, 5/2/2011	71,995,000
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	2,000,000
5,155,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	5,155,000
6,585,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.600%, 5/5/2011	6,585,000
57,600,000		Apache County, AZ IDA, (Series 1983B), (Bank of New York Mellon LOC), 0.270%, 5/4/2011	57,600,000
2

Principal Amount			Value
$1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.250%, 5/4/2011	1,000,000
210,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/20/2011	210,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.321%, 5/9/2011	150,000,000
225,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.326%, 5/9/2011	225,000,000
430,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	430,000
45,090,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	45,090,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2011	795,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.240%, 5/4/2011	36,460,000
39,965,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.260%, 5/5/2011	39,965,000
2,970,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.260%, 5/2/2011	2,970,000
9,685,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/5/2011	9,685,000
1,995,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	1,995,000
5,717,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	5,717,000
1,113,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/5/2011	1,113,000
744,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	744,000
930,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	930,000
6,430,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	6,430,000
1,063,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	1,063,000
7,400,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	7,400,000
11,850,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/5/2011	11,850,000
83,000,000		Commonwealth Bank of Australia, 0.320%, 5/6/2011	82,996,216
130,000,000		Commonwealth Bank of Australia, 0.333%, 5/5/2011	130,000,000
75,320,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	75,320,000
360,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.480%, 5/4/2011	360,000
8,670,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/5/2011	8,670,000
4,850,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	4,850,000
8,365,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	8,365,000
21,495,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	21,495,000
14,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	14,150,000
22,000,000		Houston, TX Combined Utility System, (Series 2004B-6), (Bank of Nova Scotia, Toronto LOC), 0.200%, 5/5/2011	22,000,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.260%, 5/5/2011	83,700,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B), 0.260%, 5/4/2011	57,525,000
20,000,000		Illinois State Toll Highway Authority, (2007 Series A-2b), (Harris, N.A. LOC), 0.200%, 5/5/2011	20,000,000
250,000,000		JPMorgan Chase Bank, N.A., 0.251%, 5/31/2011	250,000,000
230,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.250%, 5/5/2011	230,000
75,000,000		Lloyds TSB Bank PLC, London, 1.240%, 5/6/2011	75,000,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.260%, 5/5/2011	24,330,000
20,000,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.200%, 5/5/2011	20,000,000
36,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	36,050,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.250%, 5/5/2011	33,250,000
5,000,000		Massachusetts Development Finance Agency, (Series U-3), (BNP Paribas SA LOC), 0.200%, 5/5/2011	5,000,000
25,000,000		Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.250%, 5/5/2011	25,000,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.260%, 5/5/2011	10,330,000
131,215,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.200%, 5/5/2011	131,215,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.250%, 5/5/2011	21,000,000
26,675,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.250%, 5/4/2011	26,675,000
2,380,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	2,380,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	2,565,000
3

Principal Amount			Value
$10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C), (JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/5/2011	10,000,000
30,200,000		New York City Trust For Cultural Resources, (Series 2009A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/5/2011	30,200,000
100,000,000	[1,2]	New York City, NY Transitional Finance Authority, PUTTERs (Series 3866), 0.270%, 5/2/2011	100,000,000
29,120,000		New York City, NY, (Fiscal 2006 Series E-2), (Bank of America N.A. LOC), 0.230%, 5/2/2011	29,120,000
38,750,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds, 0.270%, 5/4/2011	38,750,000
26,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	26,670,000
26,945,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.240%, 5/5/2011	26,945,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	21,220,000
2,895,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.540%, 5/5/2011	2,895,000
30,350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.260%, 5/4/2011	30,350,000
12,250,000		Rochester, MN Health Care Facility Authority, (Series B), 0.260%, 5/4/2011	12,250,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.250%, 5/6/2011	10,580,000
9,200,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	9,200,000
100,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	100,000
105,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	105,000,000
9,500,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.412%, 5/9/2011	9,500,317
9,300,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/4/2011	9,300,000
2,005,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/4/2011	2,005,000
14,790,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	14,790,000
175,000,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.270%, 5/2/2011	175,000,000
1,845,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.260%, 5/6/2011	1,845,000
510,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.500%, 5/5/2011	510,000
11,400,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/5/2011	11,400,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 0.293%, 7/29/2011	20,000,131
300,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	300,500,000
315,800,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	315,795,942
2,400,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 5/5/2011	2,400,000
21,000,000		Wilson County, TN Sports Authority, (Series 1999), (PNC Bank, N.A. LOC), 0.280%, 5/5/2011	21,000,000
13,300,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	13,300,000
15,200,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	15,200,000
		TOTAL	3,460,254,606
		Finance — Commercial – 0.1%
23,400,000		General Electric Capital Corp., 0.379%, 6/20/2011	23,405,521
7,240,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.300%, 5/5/2011	7,240,000
		TOTAL	30,645,521
		Insurance – 0.1%
12,500,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, (Assured Guaranty Municipal Corp. INS), 0.160%, 5/4/2011	12,500,000
		TOTAL NOTES — VARIABLE	3,503,400,127
		Short-Term Municipals – 0.1%
		Municipal – 0.1%
40,000,000		Idaho State, (Series 2010), 2.000%, 6/30/2011	40,116,000
		U.S. Treasury Note – 0.4%
		U.S. Treasury Note – 0.4%
95,000,000		United States Treasury Note, 0.750%, 11/30/2011	95,246,714
		Repurchase Agreements – 8.5%
835,823,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	835,823,000
4

Principal Amount		Value
$1,000,000,000	Interest in $2,591,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,591,010,796 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $2,644,696,812.	1,000,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Societe Generale, Paris will repurchase securities provided as collateral for $500,002,083 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $514,875,288.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	2,085,823,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	24,743,512,868
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(107,970,262)
	TOTAL NET ASSETS — 100%	$24,635,542,606
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $2,503,694,342, which represented 10.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $2,503,694,342, which represented 10.2% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts

5

Federated Prime Management Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.8%
		Finance - Automotive – 1.2%
$8,328,962		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	8,328,962
9,858,874	[1,2]	Santander Drive Auto Receivables Trust 2010-B, Class A1, 0.374%, 12/15/2011	9,858,874
5,000,000		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.326%, 5/15/2012	5,000,000
5,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/15/2012	5,000,000
		TOTAL	28,187,836
		Finance - Equipment – 0.2%
3,276,209	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	3,276,209
1,360,083	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	1,360,083
		TOTAL	4,636,292
		Finance - Retail – 1.4%
31,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.416%, 5/17/2011	31,000,000
		TOTAL ASSET-BACKED SECURITIES	63,824,128
		Certificates of Deposit – 41.5%
		Finance - Banking – 41.5%
115,000,000		BNP Paribas SA, 0.510% - 0.550%, 6/28/2011 - 9/9/2011	115,000,000
25,000,000	[3]	Bank of Montreal, 0.301%, 5/31/2011	25,000,000
45,000,000		Bank of Nova Scotia, Toronto, 0.220% - 0.260%, 6/23/2011 - 7/6/2011	45,000,000
114,350,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.330%, 5/6/2011 - 7/29/2011	114,349,982
40,000,000		Barclays Bank PLC, 0.390%, 11/1/2011	40,000,000
15,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	15,000,000
30,000,000		Barclays Bank PLC, 0.570%, 8/8/2011	30,000,000
69,000,000		Caisse des Depots et Consignations (CDC), 0.370% - 0.670%, 6/3/2011 - 1/10/2012	69,000,701
106,000,000		Credit Agricole Corporate and Investment Bank, 0.380% - 0.510%, 5/18/2011 - 9/12/2011	106,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.294%, 5/9/2011	25,000,000
25,000,000		Deutsche Bank AG, 0.385%, 9/21/2011	25,000,000
11,000,000		KBC Bank NV, 0.270% - 0.420%, 5/5/2011 - 5/13/2011	10,999,998
59,000,000		Mizuho Corporate Bank Ltd., 0.290% - 0.300%, 7/18/2011 - 7/28/2011	59,000,000
27,000,000	[3]	Natixis, 0.276%, 5/17/2011	27,000,000
10,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	10,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.321%, 5/9/2011	25,000,000
15,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.343%, 5/3/2011	15,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.380%, 6/7/2011	20,000,000
54,000,000		Societe Generale, Paris, 0.400% - 0.520%, 8/9/2011 - 10/19/2011	54,000,000
46,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 6/10/2011 - 6/27/2011	45,999,588
75,000,000		Svenska Handelsbanken, Stockholm, 0.215% - 0.280%, 5/25/2011 - 7/27/2011	75,000,302
		TOTAL CERTIFICATES OF DEPOSIT	951,350,571
		Collateralized Loan Agreements – 18.2%
		Finance - Banking – 18.2%
75,000,000	[3]	Citigroup Global Markets, Inc., 0.740%, 5/20/2011	75,000,000
80,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011	80,000,000
85,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.507%, 5/2/2011 - 7/22/2011	85,000,000
64,000,000		JPMorgan Securities, Inc., 0.406% - 0.568%, 5/2/2011 - 6/20/2011	64,000,000
55,000,000		Mizuho Securities USA, Inc., 0.304%, 5/2/2011	55,000,000
35,000,000	[3]	RBS Securities, Inc., 0.500%, 5/2/2011	35,000,000
25,000,000		Wells Fargo Securities, LLC, 0.406%, 7/7/2011	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	419,000,000
1

Principal Amount			Value
		Commercial Paper – 12.6%[4]
		Aerospace / Auto – 1.1%
$25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.270%, 6/28/2011	24,989,125
		Finance - Banking – 8.4%
25,000,000	[3]	Commonwealth Bank of Australia, 0.333%, 5/5/2011	25,000,000
118,000,000		ING (U.S.) Funding LLC, 0.290% - 0.330%, 5/19/2011 - 8/4/2011	117,949,824
50,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.501%, 6/3/2011	49,977,083
		TOTAL	192,926,907
		Finance - Commercial – 3.1%
72,500,000	[1,2]	Versailles Commercial Paper LLC, 0.230% - 0.280%, 5/6/2011 - 5/20/2011	72,493,342
		TOTAL COMMERCIAL PAPER	290,409,374
		Corporate Bond – 2.2%
		Finance - Banking – 2.2%
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	49,978,917
		Loan Participation – 2.2%
		Miscellaneous – 2.2%
50,000,000		Cargill, Inc., 0.220% - 0.290%, 5/5/2011 - 6/3/2011	50,000,000
		Notes - Variable – 14.1%[3]
		Finance - Banking – 14.1%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.326%, 5/9/2011	25,000,000
2,945,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	2,945,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2011	795,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.310%, 5/5/2011	4,350,000
1,975,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.950%, 5/5/2011	1,975,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,500,000
50,000,000		JPMorgan Chase Bank, N.A., 0.251%, 5/31/2011	50,000,000
8,710,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	8,710,000
4,700,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.000%, 5/5/2011	4,700,000
33,000,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D), 0.300%, 5/5/2011	33,000,000
3,495,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	3,495,000
10,500,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	10,500,000
20,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	20,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	24,525,000
7,425,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/5/2011	7,425,000
20,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.240%, 5/5/2011	20,000
1,675,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	1,675,000
10,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	10,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.350%, 5/5/2011	340,000
68,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	68,000,000
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	44,000,000
		TOTAL NOTES — VARIABLE	322,955,000
		U.S. Treasury – 0.9%
20,000,000		United States Treasury Note, 0.750%, 11/30/2011	20,051,932
2

Principal Amount		Value
	Repurchase Agreements – 5.9%
$36,092,000	Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	36,092,000
100,000,000	Interest in $400,000,000 joint repurchase agreement 0.06%, dated 4/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,002,000 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2041 and the market value of those underlying securities was $410,251,213.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	136,092,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	2,303,661,922
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(9,353,904)
	TOTAL NET ASSETS — 100%	$2,294,308,018
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $260,967,425, which represented 11.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $260,967,425, which represented 11.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
HFA	— Housing Finance Authority
LOC	— Letter of Credit

3

Federated Prime Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.0%
		Finance - Automotive – 0.4%
$15,971,381		Ally Auto Receivables Trust 2010-4, Class A1, 0.336%, 11/15/2011	15,971,381
21,288,034		AmeriCredit Automobile Receivables Trust 2010-4, Class A1, 0.325%, 12/8/2011	21,288,034
13,619,415		AmeriCredit Automobile Receivables Trust 2011-1, Class A1, 0.322%, 2/8/2012	13,619,415
112,000,000		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/8/2012	112,000,000
4,980,518		CarMax Auto Owner Trust 2010-3, Class A1, 0.313%, 11/15/2011	4,980,518
18,291,334	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	18,291,334
22,458,119	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	22,458,119
12,153,276	[1,2]	Santander Consumer Acquired Receivables Trust 2011-WO, Class A1, 0.356%, 1/17/2012	12,153,276
		TOTAL	220,762,077
		Finance - Equipment – 0.1%
34,737,505		CNH Equipment Trust 2010-C, Class A1, 0.427%, 12/9/2011	34,737,505
34,085,943		Great America Leasing Receivables 2011-1, Class A1, 0.405%, 3/15/2012	34,085,943
		TOTAL	68,823,448
		Finance - Retail – 0.5%
225,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.359%, 5/15/2011	225,000,000
		TOTAL ASSET-BACKED SECURITIES	514,585,525
		Certificates of Deposit – 30.5%
		Finance - Banking – 30.5%
1,831,350,000		BNP Paribas SA, 0.310% - 0.550%, 7/5/2011 - 9/28/2011	1,831,350,000
585,700,000		Bank of Montreal, 0.280% - 0.500%, 6/7/2011 - 8/22/2011	585,763,575
900,000,000		Bank of Nova Scotia, Toronto, 0.220% - 0.260%, 6/23/2011 - 7/6/2011	900,000,000
2,689,500,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.300%, 5/26/2011 - 7/29/2011	2,689,500,000
686,900,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	686,900,000
135,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	135,000,000
281,250,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	281,250,000
1,645,000,000		Credit Agricole Corporate and Investment Bank, 0.280% - 0.560%, 5/18/2011 - 9/12/2011	1,645,000,000
644,500,000		Credit Suisse, Zurich, 0.320% - 0.330%, 5/6/2011 - 5/26/2011	644,500,000
905,000,000		Deutsche Bank AG, 0.320% - 0.450%, 5/10/2011 - 10/7/2011	905,000,000
2,642,800,000		Mizuho Corporate Bank Ltd., 0.260% - 0.310%, 5/2/2011 - 8/2/2011	2,642,800,000
753,000,000		Rabobank Nederland NV, Utrecht, 0.380% - 0.500%, 6/2/2011 - 9/14/2011	753,000,000
1,210,000,000		Societe Generale, Paris, 0.260% - 0.550%, 5/18/2011 - 10/7/2011	1,210,000,000
973,000,000		Svenska Handelsbanken, Stockholm, 0.210% - 0.280%, 5/25/2011 - 8/5/2011	973,029,594
		TOTAL CERTIFICATES OF DEPOSIT	15,883,093,169
		Collateralized Loan Agreements – 14.3%
		Brokerage – 0.7%
365,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.700%, 5/2/2011 - 7/25/2011	365,000,000
		Finance - Banking – 13.6%
670,500,000		BNP Paribas Securities Corp., 0.375% - 0.548%, 5/2/2011 - 7/5/2011	670,500,000
789,500,000		Barclays Capital, Inc., 0.355% - 0.710%, 5/2/2011 - 7/25/2011	789,500,000
1,136,750,000	[3]	Citigroup Global Markets, Inc., 0.740%, 5/2/2011 - 6/24/2011	1,136,750,000
620,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 - 7/26/2011	620,000,000
529,600,000		Deutsche Bank Securities, Inc., 0.406% - 0.507%, 5/2/2011 - 7/22/2011	529,600,000
25,000,000		ING Financial Markets LLC, 0.243%, 5/2/2011	25,000,000
1,015,000,000		JPMorgan Securities, Inc., 0.365% - 0.568%, 5/2/2011 - 7/25/2011	1,015,000,000
200,000,000		RBC Capital Markets, LLC, 0.172%, 5/2/2011	200,000,000
1,000,000,000	[3]	RBS Securities, Inc., 0.500%, 5/2/2011	1,000,000,000
1

Principal Amount			Value
$1,080,000,000		Wells Fargo Securities, LLC, 0.304% - 0.406%, 5/2/2011 - 7/25/2011	1,080,000,000
		TOTAL	7,066,350,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,431,350,000
		Commercial Paper – 21.9%[4]
		Aerospace/Auto – 0.9%
459,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.250% - 0.401%, 5/2/2011 - 7/18/2011	458,841,909
		Finance - Automotive – 1.4%
705,910,000		FCAR Owner Trust, (A1+/P1 Series), 0.401% - 0.451%, 6/20/2011 - 10/24/2011	705,150,523
43,000,000		FCAR Owner Trust, (A1/P1 Series), 0.280%, 5/13/2011	42,995,986
		TOTAL	748,146,509
		Finance - Banking – 17.8%
1,072,000,000		Bank of America Corp., 0.230% - 0.300%, 5/6/2011 - 7/12/2011	1,071,676,105
580,000,000		Citigroup Funding, Inc., 0.240% - 0.260%, 5/11/2011 - 6/6/2011	579,932,222
225,000,000		Credit Agricole Corporate and Investment Bank, 0.491%, 9/19/2011	224,568,188
857,900,000		Credit Agricole North America, Inc., 0.290% - 0.501%, 5/2/2011 - 9/29/2011	857,226,881
125,000,000		Credit Suisse, Zurich, 0.330%, 7/7/2011	124,923,229
1,435,000,000	[1,2]	Danske Corp., Inc., 0.185% - 0.200%, 5/19/2011 - 5/31/2011	1,434,807,974
475,000,000	[1,2]	Grampian Funding LLC, 0.210% - 0.210%, 5/13/2011 - 5/16/2011	474,964,125
2,662,600,000		ING (U.S.) Funding LLC, 0.210% - 0.330%, 5/6/2011 - 8/5/2011	2,661,662,141
127,314,000	[1,2]	Matchpoint Master Trust, 0.471%, 5/25/2011	127,274,108
500,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.185%, 5/2/2011	499,997,431
478,000,000	[1,2]	Northern Pines Funding LLC, 0.280% - 0.330%, 8/1/2011 - 9/27/2011	477,545,270
605,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.501% - 0.541%, 6/3/2011 - 8/3/2011	604,246,875
110,000,000	[1,2]	Surrey Funding Corporation, 0.180% - 0.280%, 5/11/2011 - 6/1/2011	109,983,033
		TOTAL	9,248,807,582
		Finance - Commercial – 0.7%
49,615,000	[1,2]	Fairway Finance Co. LLC, 0.190%, 5/24/2011	49,608,977
209,423,000	[1,2]	Market Street Funding LLC, 0.240% - 0.280%, 5/19/2011 - 7/20/2011	209,363,049
100,000,000	[1,2]	Starbird Funding Corp., 0.260% - 0.280%, 5/31/2011 - 7/5/2011	99,964,861
		TOTAL	358,936,887
		Finance - Retail – 1.1%
273,650,000	[1,2]	Alpine Securitization Corp., 0.170% - 0.180%, 5/6/2011 - 5/10/2011	273,641,433
153,336,000	[1,2]	Barton Capital LLC, 0.240%, 7/6/2011 - 7/7/2011	153,267,843
90,000,000	[1,2]	Chariot Funding LLC, 0.150% - 0.180%, 5/6/2011 - 5/12/2011	89,996,708
60,000,000	[1,2]	Salisbury Receivables Company LLC, 0.170%, 5/10/2011	59,997,450
		TOTAL	576,903,434
		TOTAL COMMERCIAL PAPER	11,391,636,321
		Corporate Bonds – 1.0%
		Finance - Banking – 0.9%
18,285,000		Citigroup, Inc., 0.404%, 5/18/2011	18,286,176
2,060,000		JPMorgan Chase & Co., 5.600%, 6/1/2011	2,069,214
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 5/23/2011	456,500,000
		TOTAL	476,855,390
		Finance - Commercial – 0.1%
25,819,000		General Electric Capital Corp., 5.000%, 11/15/2011	26,437,572
28,400,000		General Electric Capital Corp., 5.875%, 2/15/2012	29,547,573
		TOTAL	55,985,145
		TOTAL CORPORATE BONDS	532,840,535
2

Principal Amount			Value
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
$17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,627,064
		Government Agencies – 0.2%
		Government Agency – 0.2%
80,000,000	[1,2,4]	Straight A Funding LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250%, 5/5/2011	79,997,778
		Loan Participation – 0.1%
		Food & Beverage – 0.1%
49,000,000		Archer-Daniels-Midland Co., 0.250%, 5/25/2011	49,000,000
		Notes - Variable – 21.8%[3]
		Electrical Equipment – 0.0%
1,325,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.290%, 5/5/2011	1,325,000
		Finance - Banking – 20.3%
18,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.220%, 5/5/2011	18,000,000
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.240%, 5/5/2011	2,020,000
100,000,000		Bank of Montreal, 0.301%, 5/31/2011	100,000,000
75,000,000		Bank of Montreal, 0.301%, 5/31/2011	75,000,000
500,000,000		Bank of Montreal, 0.338%, 5/31/2011	500,000,000
267,500,000		Bank of Montreal, 0.303%, 5/26/2011	267,500,000
87,000,000		Bank of Montreal, 0.303%, 5/27/2011	87,000,131
140,000,000		Bank of Montreal, 0.321%, 5/10/2011	140,000,000
250,000,000		Bank of Montreal, 0.363%, 5/27/2011	250,000,000
225,000,000		Barclays Bank PLC, 0.633%, 5/27/2011	225,000,000
12,100,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	12,100,000
169,100,000		Baton Rouge, LA Industrial Development Board, (Series 2010A), 0.110%, 5/2/2011	169,100,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2011	4,215,000
17,350,000		Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.280%, 5/2/2011	17,350,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.240%, 5/4/2011	30,475,000
10,575,000		California Infrastructure & Economic Development Bank, (Series 2009A: JSerra Catholic High School), (Wells Fargo Bank, N.A. LOC), 0.230%, 5/5/2011	10,575,000
38,830,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.260%, 5/5/2011	38,830,000
32,860,000		California Statewide Communities Development Authority, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.330%, 5/4/2011	32,860,000
12,055,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	12,055,000
6,455,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate , LLC Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	6,455,000
5,310,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 5/5/2011	5,310,000
901,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/5/2011	901,000
483,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 5/5/2011	483,000
788,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	788,000
932,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	932,000
3,122,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	3,122,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.410%, 5/4/2011	2,350,000
93,100,000		Charlotte, NC Water & Sewer System, (Series 2006B), 0.280%, 5/5/2011	93,100,000
66,825,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.240%, 5/5/2011	66,825,000
6,450,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/6/2011	6,450,000
5,240,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.540%, 5/5/2011	5,240,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), (Bank of America N.A. LOC), 0.270%, 5/4/2011	59,850,000
19,700,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.270%, 5/2/2011	19,700,000
580,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.480%, 5/5/2011	580,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	7,425,000
3

Principal Amount			Value
$67,925,000		Cook County, IL, (Series 2002 A), 0.210%, 5/4/2011	67,925,000
150,000,000		Credit Suisse, Zurich, 0.294%, 5/9/2011	150,000,000
300,000,000		Credit Suisse, Zurich, 0.323%, 8/25/2011	300,000,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.280%, 5/5/2011	28,400,000
11,600,000		Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, (Assured Guaranty Municipal Corp. INS), 0.170%, 5/4/2011	11,600,000
15,300,000		Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, (Assured Guaranty Municipal Corp. INS), 0.170%, 5/18/2011	15,300,000
250,000,000		Deutsche Bank AG, 0.592%, 5/23/2011	250,000,000
7,550,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/5/2011	7,550,000
64,900,000		East Baton Rouge Parish, LA, PCR (Series 1993), 0.120%, 5/2/2011	64,900,000
35,510,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-2), 0.190%, 5/4/2011	35,510,000
40,410,000		East Bay Municipal Utility District, CA Water System, (Series 2008 A-3), 0.190%, 5/4/2011	40,410,000
55,895,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A), 0.240%, 5/4/2011	55,895,000
25,875,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.240%, 5/5/2011	25,875,000
14,300,000		Fulton County, GA Development Authority, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	14,300,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.300%, 5/4/2011	33,900,000
7,040,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	7,040,000
26,300,000		Harris County, TX IDC, (Series 1984-B), 0.120%, 5/2/2011	26,300,000
18,750,000		Highlands County, FL Health Facilities Authority, (Series 2009E), (PNC Bank, N.A. LOC), 0.240%, 5/5/2011	18,750,000
4,900,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.310%, 5/4/2011	4,900,000
30,300,000		Illinois Development Finance Authority IDB, 0.250%, 5/4/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	12,515,000
44,400,000		Illinois Finance Authority, (Series 2008), (U.S. Bank, N.A. LOC), 0.240%, 5/5/2011	44,400,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.260%, 5/4/2011	127,900,000
44,700,000		Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/5/2011	44,700,000
10,200,000		Illinois Finance Authority, (Series 2009-F), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/4/2011	10,200,000
12,625,000		Illinois Finance Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/5/2011	12,625,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.270%, 5/4/2011	63,015,000
31,895,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/4/2011	31,895,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	50,345,000
21,665,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.260%, 5/4/2011	21,665,000
21,420,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F), (Bank of New York Mellon LOC), 0.210%, 5/5/2011	21,420,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	24,100,000
5,560,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (PNC Bank, N.A. LOC), 0.240%, 5/4/2011	5,560,000
11,630,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.290%, 6/1/2011	11,630,000
37,340,000		JEA, FL Electric System, (Series Three 2008B-3), 0.260%, 5/4/2011	37,340,000
400,500,000		JPMorgan Chase Bank, N.A., 0.251%, 5/31/2011	400,499,807
18,250,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.250%, 5/4/2011	18,250,000
20,650,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.270%, 5/4/2011	20,650,000
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E), (Bank of America N.A. LOC), 0.270%, 5/4/2011	13,175,000
22,900,000		Kemmerer, WY, (Series 1984), 0.120%, 5/2/2011	22,900,000
2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	2,000,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A), (U.S. Bank, N.A. LOC), 0.240%, 5/4/2011	4,300,000
1,330,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	1,330,000
13,680,000		Lincoln County, WY, (Series 1984A), 0.120%, 5/2/2011	13,680,000
17,375,000		Lincoln County, WY, (Series 1984B), 0.120%, 5/2/2011	17,375,000
24,100,000		Lincoln County, WY, (Series 1984D), 0.120%, 5/2/2011	24,100,000
150,000,000		Lloyds TSB Bank PLC, London, 1.240%, 5/6/2011	150,000,000
4

Principal Amount			Value
$24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	24,665,000
61,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.170%, 5/5/2011	61,000,000
20,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-D), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	20,000,000
69,525,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.200%, 5/5/2011	69,525,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	15,000,000
18,970,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), 0.270%, 5/4/2011	18,970,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	57,440,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.250%, 5/5/2011	25,000,000
33,590,000		Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	33,590,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.270%, 5/4/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	10,000,000
25,000,000		Missouri State HEFA, (Series 2008-G), 0.270%, 5/4/2011	25,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.280%, 5/4/2011	14,000,000
482,000,000		National Australia Bank Ltd., Melbourne, 0.291%, 5/10/2011	482,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.296%, 5/16/2011	299,981,178
447,000,000		National Australia Bank Ltd., Melbourne, 0.317%, 5/12/2011	447,000,000
8,685,257	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.280%, 5/5/2011	8,685,257
33,550,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), 0.230%, 5/4/2011	33,550,000
10,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008C), (JPMorgan Chase Bank, N.A. LOC), 0.220%, 5/5/2011	10,000,000
25,000,000		New York City Housing Development Corp., (Series 2010A), (Bank of America N.A. LOC), 0.240%, 5/5/2011	25,000,000
107,805,000		New York City, NY Municipal Water Finance Authority, (Series 2007C-C1), 0.200%, 5/2/2011	107,805,000
25,100,000		New York City, NY Transitional Finance Authority, (Series 1999B-3), 0.230%, 5/4/2011	25,100,000
17,400,000		New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	17,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.270%, 5/4/2011	15,600,000
46,885,000		New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.260%, 5/4/2011	46,885,000
77,145,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.240%, 5/5/2011	77,145,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.250%, 5/4/2011	40,000,000
70,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.250%, 5/5/2011	70,000,000
42,035,000		New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.250%, 5/4/2011	42,035,000
25,130,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.250%, 5/4/2011	25,130,000
63,500,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	63,500,000
10,515,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.250%, 5/5/2011	10,515,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/4/2011	28,000,000
75,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	75,800,000
10,700,000		Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	10,700,000
10,450,000		Oregon State Facilities Authority, (Series 2008A), (U.S. Bank, N.A. LOC), 0.200%, 5/5/2011	10,450,000
5,095,000		Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	5,095,000
41,395,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B), 0.260%, 5/5/2011	41,395,000
50,000,000		Philadelphia, PA School District, (Series G of 2010), (Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	50,000,000
5,300,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.220%, 5/4/2011	5,300,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.330%, 5/5/2011	51,785,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.310%, 5/5/2011	9,125,000
565,000,000		Rabobank Nederland NV, Utrecht, 0.296%, 5/18/2011	565,000,000
255,000,000		Rabobank Nederland NV, Utrecht, 0.308%, 5/26/2011	254,987,375
5

Principal Amount			Value
$224,700,000		Rabobank Nederland NV, Utrecht, 0.320%, 5/6/2011	224,700,000
200,000,000		Rabobank Nederland NV, Utrecht, 0.321%, 5/9/2011	200,000,000
275,000,000		Rabobank Nederland NV, Utrecht, 0.343%, 5/3/2011	275,000,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.260%, 5/5/2011	13,335,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.260%, 5/4/2011	20,000,000
39,540,000		Riverside County, CA Transportation Commission, (2009 Series A), 0.250%, 5/5/2011	39,540,000
19,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.260%, 5/4/2011	19,000,000
6,990,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	6,990,000
46,060,000		Sacramento, CA Municipal Utility District, (Series 2008J), (Bank of America N.A. LOC), 0.230%, 5/5/2011	46,060,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.410%, 5/5/2011	29,000,000
33,600,000		San Francisco, CA City & County Airport Commission, (Second Series) (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.240%, 5/4/2011	33,600,000
25,095,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/4/2011	25,095,000
23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	23,350,000
400,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	400,000
9,400,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.410%, 5/5/2011	9,400,000
975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.450%, 5/5/2011	975,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 5/4/2011	12,050,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.270%, 5/4/2011	25,000,000
23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.270%, 5/4/2011	23,560,000
63,500,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.270%, 5/2/2011	63,500,000
17,350,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.250%, 5/5/2011	17,350,000
200,000,000		Toronto Dominion Bank, 0.307%, 5/12/2011	200,000,000
65,630,000		Valdez, AK Marine Terminal, Revenue Bonds, 0.120%, 5/2/2011	65,630,000
900,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/4/2011	900,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.314%, 5/13/2011	400,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.321%, 5/11/2011	400,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.321%, 5/9/2011	300,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.220%, 5/5/2011	7,795,000
		TOTAL	10,541,279,748
		Finance - Commercial – 0.5%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.231%, 5/3/2011	50,000,000
68,000,000	[1,2]	Fairway Finance Co. LLC, 0.256%, 5/16/2011	68,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.271%, 5/16/2011	30,000,000
55,000,000	[1,2]	Fairway Finance Co. LLC, 0.271%, 5/9/2011	55,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.283%, 5/4/2011	25,000,000
27,475,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 5/5/2011	27,475,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.400%, 5/5/2011	14,590,000
		TOTAL	270,065,000
		Government Agency – 0.5%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.290%, 5/5/2011	24,780,000
14,000,000		California HFA, (Series 2005F), 0.240%, 5/4/2011	14,000,000
8,245,000		California HFA, (Series 2006 B), 0.210%, 5/4/2011	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 5/5/2011	36,020,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.260%, 5/5/2011	21,155,000
4,255,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 5/5/2011	4,255,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.260%, 5/5/2011	8,290,000
33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.260%, 5/5/2011	33,735,000
99,750,000		Nebraska Investment Finance Authority, (2010 Series B), 0.250%, 5/4/2011	99,750,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 5/5/2011	17,725,000
6

Principal Amount			Value
$10,680,000		Tack Capital Co., (FHLB of New York LOC), 0.210%, 5/5/2011	10,680,000
		TOTAL	278,635,000
		Insurance – 0.3%
41,025,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.290%, 5/4/2011	41,025,000
60,565,000		Missouri State HEFA, (Series 2005C-4), (Assured Guaranty Municipal Corp. INS), 0.290%, 5/4/2011	60,565,000
28,470,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Assured Guaranty Corp. INS), 0.240%, 5/4/2011	28,470,000
		TOTAL	130,060,000
		Municipal – 0.2%
130,000,000		South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.469%, 5/16/2011	130,000,000
		TOTAL NOTES - VARIABLE	11,351,364,748
		Short-Term Municipals – 0.0%
		Municipal – 0.0%
25,000,000		Texas State, 2.000%, 8/31/2011	25,144,929
		U.S. Treasury Note – 0.8%
		U.S. Treasury Note – 0.8%
397,000,000		United States Treasury, 0.750%, 11/30/2011	398,030,953
		Repurchase Agreements – 9.1%
400,000,000		Interest in $2,591,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,591,010,796 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $2,644,696,812.	400,000,000
3,069,092,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	3,069,092,000
500,000,000		Repurchase agreement 0.06%, dated 4/29/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,002,500 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2041 and the market value of those underlying securities was $513,594,953.	500,000,000
500,000,000		Repurchase agreement 0.06%, dated 4/29/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,002,500 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2048 and the market value of those underlying securities was $510,002,550.	500,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $500,002,083 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $514,875,288.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	4,719,092,000
		TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	52,393,763,022
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(355,353,469)
		TOTAL NET ASSETS — 100%	$52,038,409,553
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $4,785,398,026, which represented 9.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $4,785,398,026, which represented 9.2% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

7

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
INS	— Insured
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts

8

Federated Prime Value Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.4%
		Finance - Automotive – 1.3%
$17,096,501	[1,2]	SMART (Series 2011-1US Trust), Class A1, 0.432%, 3/14/2012	17,096,501
50,000,000		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.326%, 5/15/2012	50,000,000
41,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/15/2012	41,000,000
		TOTAL	108,096,501
		Finance - Equipment – 0.7%
808,487	[1,2]	GE Equipment Midticket LLC, (Series 2010-1), Class A1, 0.351%, 9/14/2011	808,487
22,385,406	[1,2]	GE Equipment Small Ticket LLC, (Series 2011-1), Class A1, 0.382%, 2/21/2012	22,385,406
25,226,808	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	25,226,807
12,240,753	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	12,240,753
		TOTAL	60,661,453
		Finance - Retail – 0.4%
30,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.416%, 5/17/2011	30,000,000
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.359%, 5/15/2011	5,000,000
		TOTAL	35,000,000
		TOTAL ASSET-BACKED SECURITIES	203,757,954
		Certificates of Deposit – 37.9%
		Finance - Banking – 37.9%
360,000,000		BNP Paribas SA, 0.510% - 0.550%, 7/5/2011 - 9/28/2011	360,000,000
389,200,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.350%, 5/26/2011 - 6/7/2011	389,192,601
200,000,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	200,000,000
50,000,000		Barclays Bank PLC, 0.430%, 10/21/2011	50,000,000
40,000,000		Barclays Bank PLC, 0.570% - 0.810%, 8/8/2011 - 1/25/2012	40,000,000
406,000,000		Caisse des Depots et Consignations (CDC), 0.370% - 0.630%, 6/3/2011 - 8/15/2011	406,000,000
345,000,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.540%, 5/18/2011 - 8/10/2011	345,000,000
75,000,000		Deutsche Bank AG, 0.320% - 0.450%, 5/25/2011 - 10/7/2011	75,000,000
179,000,000		KBC Bank N.V., 0.270% - 0.420%, 5/5/2011 - 5/13/2011	178,999,969
388,600,000		Mizuho Corporate Bank Ltd., 0.260% - 0.310%, 5/2/2011 - 8/1/2011	388,600,000
130,000,000		Rabobank Nederland NV, Utrecht, 0.390% - 0.500%, 6/2/2011 - 9/14/2011	130,000,000
285,000,000		Societe Generale, Paris, 0.400% - 0.500%, 6/20/2011 - 10/19/2011	285,000,000
180,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 6/20/2011 - 6/27/2011	179,998,370
140,000,000		Svenska Handelsbanken, Stockholm, 0.270% - 0.280%, 5/25/2011 - 8/5/2011	140,003,996
		TOTAL CERTIFICATES OF DEPOSIT	3,167,794,936
		Collateralized Loan Agreements – 12.0%
		Brokerage – 1.2%
100,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.380% - 0.700%, 5/2/2011 - 7/25/2011	100,000,000
		Finance - Banking – 10.8%
29,000,000		BNP Paribas Securities Corp., 0.375%, 5/2/2011	29,000,000
320,000,000	[3]	Citigroup Global Markets, Inc., 0.500% - 0.740%, 5/2/2011 - 6/24/2011	320,000,000
200,000,000		Credit Suisse First Boston LLC, 0.380%, 7/20/2011 - 7/26/2011	200,000,000
105,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.507%, 5/2/2011 - 5/3/2011	105,000,000
25,000,000		ING Financial Markets LLC, 0.243%, 5/2/2011	25,000,000
64,000,000		J.P. Morgan Securities, Inc., 0.406%, 5/2/2011	64,000,000
34,000,000		Mizuho Securities USA, Inc., 0.304%, 5/2/2011	34,000,000
125,000,000	[3]	RBS Securities, Inc., 0.500%, 5/2/2011	125,000,000
		TOTAL	902,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,002,000,000
1

Principal Amount			Value
		Commercial Paper – 13.7%[4]
		Aerospace/Auto – 0.8%
$46,200,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.310% - 0.350%, 5/4/2011 - 5/26/2011	46,196,045
4,200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.380% - 0.380%, 5/6/2011	4,199,778
17,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.310%, 5/3/2011	16,999,707
		TOTAL	67,395,530
		Consumer Products – 0.2%
15,000,000		Clorox Co., 0.300%, 5/3/2011	14,999,750
		Diversified – 0.2%
20,000,000	[1,2]	ITT Corp., 0.360%, 5/19/2011	19,996,400
		Finance - Banking – 7.4%
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.230%, 7/6/2011	99,957,833
75,000,000		Credit Agricole North America, Inc., 0.491%, 9/29/2011	74,845,854
24,000,000	[1,2]	Gotham Funding Corp., 0.300%, 7/19/2011	23,984,200
377,000,000		ING (U.S.) Funding LLC, 0.290% - 0.330%, 6/1/2011 - 8/4/2011	376,854,104
40,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.501%, 6/3/2011	39,981,667
		TOTAL	615,623,658
		Finance - Commercial – 4.5%
373,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230% - 0.280%, 5/2/2011 - 5/25/2011	372,981,489
		Machinery/Equipment / Auto – 0.4%
34,200,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.310% - 0.360%, 5/16/2011 — 5/23/2011	34,194,341
		Packaging & Containers – 0.2%
16,000,000		Bemis Co., Inc., 0.350%, 5/6/2011	15,999,222
		TOTAL COMMERCIAL PAPER	1,141,190,390
		Corporate Bonds – 1.8%
		Finance - Banking – 1.8%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 5/23/2011	150,000,000
		Loan Participation – 0.5%
		Miscellaneous – 0.5%
40,000,000		Cargill, Inc., 0.220% - 0.290%, 5/5/2011 - 5/10/2011	40,000,000
		Notes - Variable – 31.2%[3]
		Chemicals – 0.6%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.330%, 5/4/2011	12,500,000
24,000,000		Louisiana Public Facilities Authority, (Series 2007A), 0.260%, 5/2/2011	24,000,000
5,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.300%, 5/2/2011	5,000,000
11,400,000		Michigan Strategic Fund, (Series 2007), 0.260%, 5/2/2011	11,400,000
		TOTAL	52,900,000
		Finance - Banking – 28.4%
12,695,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	12,695,000
40,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.240%, 5/5/2011	40,000
11,500,000		Allen County, OH, (Series 2008A), (Bank of America N.A. LOC), 0.250%, 5/2/2011	11,500,000
9,000,000		Athens-Clarke County, GA IDA, (Series 2001), (SunTrust Bank LOC), 0.450%, 5/2/2011	9,000,000
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.293%, 5/20/2011	20,000,000
112,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.326%, 5/9/2011	112,500,000
50,000,000		Bank of Montreal, 0.303%, 5/26/2011	50,000,000
3,590,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.360%, 5/4/2011	3,590,000
50,000,000		Barclays Bank PLC, 0.633%, 5/27/2011	50,000,000
6,040,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	6,040,000
12,535,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	12,535,000
24,300,000		California State, (Series 2004 B-4), (Citibank NA, New York LOC), 0.220%, 5/5/2011	24,300,000
5,610,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.610%, 5/5/2011	5,610,000
2

Principal Amount			Value
$6,395,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	6,395,000
5,090,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 1.150%, 5/4/2011	5,090,000
330,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	330,000
10,555,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.310%, 5/5/2011	10,555,000
4,095,000		Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.310%, 5/4/2011	4,095,000
67,500,000	[1,2]	Colorado State General Fund, PUTTERs (Series 3892), 0.270%, 5/2/2011	67,500,000
4,950,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	4,950,000
245,000,000		Commonwealth Bank of Australia, 0.333%, 5/5/2011	245,000,000
6,100,000		Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.460%, 5/4/2011	6,100,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.790%, 5/5/2011	765,000
155,000,000		Credit Suisse, Zurich, 0.294%, 5/9/2011	155,000,000
5,335,000		DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.240%, 5/5/2011	5,335,000
51,810,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A), (Bank of America N.A. LOC), 0.240%, 5/2/2011	51,810,000
3,840,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	3,840,000
50,000,000		Deutsche Bank AG, 0.592%, 5/23/2011	50,000,000
985,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/6/2011	985,000
1,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/6/2011	1,040,000
27,945,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.420%, 5/2/2011	27,945,000
11,335,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.650%, 5/5/2011	11,335,000
1,840,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/6/2011	1,840,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 1.150%, 5/4/2011	16,700,000
25,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B), (Bank of America N.A. LOC), 0.270%, 5/2/2011	25,000,000
3,580,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	3,580,000
141,000,000		JPMorgan Chase Bank, N.A., 0.251%, 5/31/2011	141,000,000
4,210,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.590%, 5/6/2011	4,210,000
25,000,000		Lloyds TSB Bank PLC, London, 1.240%, 5/6/2011	25,000,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.450%, 5/2/2011	11,200,000
8,120,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.520%, 5/5/2011	8,120,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	16,000,000
17,570,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	17,570,000
3,380,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/3/2011	3,380,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/5/2011	3,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.291%, 5/10/2011	100,000,000
90,000,000		Natixis, 0.276%, 5/17/2011	90,000,000
11,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	11,000,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	65,000,000
40,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.270%, 5/4/2011	40,000,000
8,295,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	8,295,000
20,145,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.450%, 5/2/2011	20,145,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.296%, 5/18/2011	125,000,000
85,000,000		Rabobank Nederland NV, Utrecht, 0.321%, 5/9/2011	85,000,000
4,260,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.100%, 5/5/2011	4,260,000
23,855,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.240%, 5/5/2011	23,855,000
51,920,000		San Jose, CA Financing Authority, (Series 2008A: Civic Center Project), (Union Bank, N.A. LOC), 0.250%, 5/5/2011	51,920,000
5,840,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.490%, 5/5/2011	5,840,000
18,325,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.250%, 5/5/2011	18,325,000
150,000,000		Svenska Handelsbanken, Stockholm, 0.364%, 5/17/2011	150,000,000
3

Principal Amount			Value
$7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/6/2011	7,795,000
6,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.100%, 5/5/2011	6,950,000
7,135,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.210%, 5/5/2011	7,135,000
450,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.480%, 5/5/2011	450,000
8,475,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.100%, 5/5/2011	8,475,000
5,815,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/6/2011	5,815,000
25,000,000		Westpac Banking Corp. Ltd., Sydney, 0.293%, 7/29/2011	25,000,164
163,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.301%, 5/16/2011	163,000,000
63,900,000		Westpac Banking Corp. Ltd., Sydney, 0.323%, 5/4/2011	63,900,000
6,855,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 0.980%, 5/4/2011	6,855,000
4,675,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 5/4/2011	4,675,000
7,055,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.260%, 5/5/2011	7,055,000
3,000,000		York County, PA IDA, (Series 2003-B), (Insured by Assured Guaranty Municipal Corp.), 3.000%, 5/5/2011	3,000,000
		TOTAL	2,370,025,164
		Finance - Retail – 0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.774%, 5/16/2011	43,000,000
		Government Agency – 0.8%
17,550,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.300%, 5/4/2011	17,550,000
4,905,000		Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.250%, 5/5/2011	4,905,000
8,965,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.600%, 5/5/2011	8,965,000
35,005,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.260%, 5/5/2011	35,005,000
		TOTAL	66,425,000
		Insurance – 0.9%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), (Assured Guaranty Municipal Corp. INS), 0.400%, 5/4/2011	50,000,000
14,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Assured Guaranty Corp. INS), 0.420%, 5/2/2011	14,500,000
7,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.420%, 5/2/2011	7,000,000
		TOTAL	71,500,000
		TOTAL NOTES - VARIABLE	2,603,850,164
		Repurchase Agreements – 1.6%
89,932,000		Interest in $5,935,000,000 joint repurchase agreement 0.05%, dated 4/29/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,935,024,729 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $6,055,753,170.	89,932,000
40,000,000		Interest in $600,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,001,500 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $612,001,628.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	129,932,000
		TOTAL INVESTMENTS — 101.1% (AT AMORTIZED COST)[5]	8,438,525,444
		OTHER ASSETS AND LIABILITIES - NET — (1.1)%[6]	(89,899,211)
		TOTAL NET ASSETS — 100%	$8,348,626,233

4

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $1,094,267,747, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $1,094,267,747, which represented 13.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts

5

Federated Tax-Free Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%[1,2]
		Alabama – 3.1%
$4,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.260%, 5/5/2011	4,000,000
20,765,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	20,765,000
34,900,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.280%, 5/6/2011	34,900,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.260%, 5/5/2011	8,000,000
14,010,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.330%, 5/5/2011	14,010,000
85,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.260%, 5/5/2011	85,960,000
3,000,000		Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.230%, 5/5/2011	3,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.270%, 5/2/2011	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.240%, 5/4/2011	3,000,000
2,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	2,000,000
13,240,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	13,240,000
18,500,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	18,500,000
4,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	4,000,000
8,575,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.310%, 5/5/2011	8,575,000
43,615,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	43,615,000
6,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.240%, 5/4/2011	6,175,000
		TOTAL	312,740,000
		Alaska – 1.8%
40,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.260%, 5/5/2011	40,000,000
73,900,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.250%, 5/5/2011	73,900,000
70,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.240%, 5/5/2011	70,000,000
		TOTAL	183,900,000
		Arizona – 1.4%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 5/5/2011	20,000,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.260%, 5/4/2011	2,250,000
900,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/5/2011	900,000
3,310,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 5/5/2011	3,310,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	1,800,000
21,935,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.38% (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 7/28/2011	21,935,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.280%, 5/5/2011	5,000,000
5,000,000		Maricopa County, AZ School District No. 11 (Peoria USD), 0.75% Bonds, 7/1/2011	5,002,033
9,750,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	9,782,927

Principal Amount			Value
$6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.260%, 5/4/2011	6,750,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.480%, 5/5/2011	2,415,000
3,010,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.320%, 5/5/2011	3,010,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.260%, 5/5/2011	3,345,000
3,300,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.370%, 5/4/2011	3,300,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.320%, 5/5/2011	4,835,000
11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.320%, 5/5/2011	11,000,000
28,895,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	28,895,000
		TOTAL	141,529,960
		California – 8.8%
18,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.290%, 5/4/2011	18,105,000
16,750,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, Stage Trust (Series 2011-17C), 0.38% TOBs (Sharp Healthcare)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/1/2011	16,750,000
8,960,000		California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	8,960,000
18,665,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.240%, 5/4/2011	18,665,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	6,250,000
9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.310%, 5/2/2011	9,000,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/4/2011	10,000,000
34,800,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.260%, 5/5/2011	34,800,000
29,000,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.260%, 5/5/2011	29,000,000
33,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/4/2011	33,000,000
16,094,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	16,094,000
16,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	16,000,000
25,425,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/11/2011	25,425,000
33,278,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/19/2011	33,278,000
45,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/23/2011	45,000,000
13,495,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/26/2011	13,495,000
10,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/11/2011	10,000,000

Principal Amount			Value
$25,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/24/2011	25,000,000
17,045,000		California Statewide CDA, (Series 2004E), 0.34% CP (Kaiser Permanente), Mandatory Tender 9/8/2011	17,045,000
21,800,000		California Statewide CDA, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.230%, 5/4/2011	21,800,000
11,950,000		California Statewide CDA, (Series 2004M) Weekly VRDNs (Kaiser Permanente), 0.230%, 5/4/2011	11,950,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 5/5/2011	6,500,000
30,000,000		California Statewide CDA, (Series 2008B), 0.38% CP (Kaiser Permanente), Mandatory Tender 11/15/2011	30,000,000
14,335,000		California Statewide CDA, (Series B) Weekly VRDNs (Kaiser Permanente), 0.230%, 5/4/2011	14,335,000
85,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.250%, 5/5/2011	85,000,000
15,000,000		California Statewide CDA, MFH, (2009 Series E: Crossings West Apartments) Weekly VRDNs (Villas 154, L.P.)/(FHLMC LOC), 0.270%, 5/5/2011	15,000,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.250%, 5/5/2011	17,300,000
9,800,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.290%, 5/5/2011	9,800,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	24,965,000
7,200,000		Irvine Ranch, CA Water District Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.250%, 5/5/2011	7,200,000
12,010,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.37% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/5/2011	12,010,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	14,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	10,065,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 5/5/2011	12,000,000
19,900,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	19,900,000
18,600,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 5/5/2011	18,600,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	10,125,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.290%, 5/5/2011	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.290%, 5/5/2011	11,250,000
32,388,000		Riverside County, CA, Teeter Obligation (Series B), 0.31% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 6/10/2011	32,388,000
6,185,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/5/2011	6,185,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 5/6/2011	20,000,000
14,500,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36B) Weekly VRDNs (Union Bank, N.A. LOC), 0.260%, 5/4/2011	14,500,000
30,100,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.270%, 5/4/2011	30,100,000
12,540,000		San Jose, CA Financing Authority, (Series 2008B-2: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Union Bank, N.A. LOC), 0.240%, 5/5/2011	12,540,000
6,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.250%, 5/5/2011	6,500,000
29,850,000		West Hills CCD Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills CCD, CA)/(Union Bank, N.A. LOC), 0.300%, 5/4/2011	29,850,000
		TOTAL	900,900,000
		Colorado – 1.2%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	6,510,000
58,480,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 5/4/2011	58,480,000

Principal Amount			Value
$2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/5/2011	2,065,000
10,425,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.270%, 5/4/2011	10,425,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	11,500,000
21,260,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	21,260,000
		TOTAL	123,700,000
		Connecticut – 0.3%
17,300,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	17,300,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,105,358
		TOTAL	26,405,358
		District of Columbia – 0.8%
4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2011	4,500,000
4,920,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,920,000
7,050,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	7,050,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,000,000
14,230,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	14,230,000
15,220,000		District of Columbia, (Series 2009A), 0.35% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 6/2/2011	15,220,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.260%, 5/5/2011	26,665,000
8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 2010-25C), 0.38% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/28/2011	8,200,000
		TOTAL	84,785,000
		Florida – 5.0%
12,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.32% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 5/25/2011	12,000,000
4,455,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.270%, 5/4/2011	4,455,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 5/5/2011	28,375,000
5,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.260%, 5/5/2011	5,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	18,000,000
2,700,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 5/4/2011	2,700,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 5/5/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 5/4/2011	4,705,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Royal Bank of Canada, Montreal LOC), 0.230%, 5/5/2011	8,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 5/5/2011	27,750,000
9,400,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(Bank of Montreal LOC), 0.240%, 5/5/2011	9,400,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.250%, 5/5/2011	7,500,000
25,000,000		Indian River County School District, FL, (Series 2010), 2.00% TANs, 6/30/2011	25,065,695

Principal Amount			Value
$23,820,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 5/4/2011	23,820,000
12,810,000	[3,4]	Lee County, FL Memorial Health System, (Series 2009B) Daily VRDNs (Bank of America N.A. LOC), 0.260%, 5/2/2011	12,810,000
3,790,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.270%, 5/4/2011	3,790,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.350%, 5/5/2011	6,000,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	5,200,000
11,925,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	11,925,000
6,000,000		Orange County, FL School Board, COP (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 5/5/2011	6,000,000
11,000,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 5/4/2011	11,000,000
31,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	31,060,000
40,895,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.800%, 5/5/2011	40,895,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 5/5/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.270%, 5/5/2011	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.300%, 5/4/2011	12,600,000
4,850,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	4,850,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.300%, 5/4/2011	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.250%, 5/5/2011	10,000,000
26,200,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.270%, 5/2/2011	26,200,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.800%, 5/5/2011	2,125,000
		TOTAL	517,125,695
		Georgia – 3.2%
5,000,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.290%, 5/5/2011	5,000,000
15,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	15,000,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	6,610,000
12,695,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.38% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) Mandatory Tender 10/28/2011	12,695,000
29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	29,785,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.240%, 5/5/2011	7,550,000
8,085,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	8,085,000
10,600,000		Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	10,600,000
2,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	2,000,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.270%, 5/4/2011	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	80,000
7,915,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	7,915,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,000,000

Principal Amount			Value
$11,450,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.300%, 5/4/2011	11,450,000
4,100,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	4,100,000
6,455,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	6,455,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 5/5/2011	20,500,000
4,425,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.270%, 5/4/2011	4,425,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 5/4/2011	7,500,000
5,700,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 5/4/2011	5,700,000
50,100,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	50,100,000
14,750,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 5/4/2011	14,750,000
40,000,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.280%, 5/4/2011	40,000,000
43,500,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.280%, 5/4/2011	43,500,000
6,960,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	6,960,000
		TOTAL	331,165,000
		Hawaii – 0.1%
10,395,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	10,395,000
		Idaho – 0.7%
31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.260%, 5/5/2011	31,000,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,104,110
		TOTAL	71,104,110
		Illinois – 6.6%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.260%, 5/5/2011	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.280%, 5/5/2011	30,450,000
17,955,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.750%, 5/5/2011	17,955,000
74,795,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.750%, 5/5/2011	74,795,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.260%, 5/5/2011	8,045,000
14,325,000		Chicago, IL Board of Education, (Series 2010A) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/2/2011	14,325,000
6,030,000		Chicago, IL Board of Education, (Series 2010B) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/2/2011	6,030,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.280%, 5/5/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Morgan Stanley Bank LOC), 0.270%, 5/5/2011	15,025,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 5/4/2011	12,500,000
9,915,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.310%, 5/5/2011	9,915,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	3,900,000
1,050,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.470%, 5/5/2011	1,050,000
9,500,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.270%, 5/4/2011	9,500,000
10,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/4/2011	10,000,000

Principal Amount			Value
$3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/4/2011	3,700,000
4,155,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	4,155,000
24,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.400%, 5/5/2011	24,000,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/5/2011	100,425,000
15,600,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.240%, 5/5/2011	15,600,000
4,970,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.290%, 5/5/2011	4,970,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.280%, 5/4/2011	50,000,000
9,000,000		Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.280%, 5/4/2011	62,700,000
14,950,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.280%, 5/5/2011	14,950,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/4/2011	8,000,000
19,300,000		Illinois Finance Authority, (Series 2009D-2) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	19,300,000
7,500,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.270%, 5/4/2011	7,500,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.460%, 5/5/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-09C), 0.38% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/15/2011	9,885,000
28,000,000		Illinois State Toll Highway Authority, (2007 Series A-1a) Weekly VRDNs (Citibank NA, New York LOC), 0.250%, 5/5/2011	28,000,000
15,000,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.290%, 5/5/2011	15,000,000
13,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.240%, 5/5/2011	13,500,000
15,870,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 5/5/2011	15,870,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.290%, 5/5/2011	9,995,000
16,500,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, (2010 Educational Purposes Tax Anticipation Warrants), 1.25% TANs, 8/30/2011	16,537,946
		TOTAL	675,487,946
		Indiana – 1.1%
3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.470%, 5/5/2011	3,545,000
19,300,000		Indiana Development Finance Authority, (Series 2002) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	19,300,000
20,000,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/4/2011	20,000,000
4,800,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	4,800,000
20,465,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust (Series 2009-75C), 0.38% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/5/2011	20,465,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.290%, 5/5/2011	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.290%, 5/5/2011	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.290%, 5/5/2011	5,900,000
32,460,000		Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 5/2/2011	32,460,000
		TOTAL	114,925,000

Principal Amount			Value
		Iowa – 0.6%
$12,905,000		Iowa Finance Authority — Health Facilities, (Series 2009D) Daily VRDNs (Iowa Health System)/(Bank of America N.A. LOC), 0.260%, 5/2/2011	12,905,000
13,110,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	13,110,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.260%, 5/5/2011	40,000,000
		TOTAL	66,015,000
		Kansas – 0.4%
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.260%, 5/5/2011	10,195,000
27,770,000		Wichita, KS, 0.50% BANs, 2/9/2012	27,777,782
		TOTAL	37,972,782
		Kentucky – 0.8%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	20,080,000
5,000,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.800%, 5/5/2011	5,000,000
55,270,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.330%, 5/5/2011	55,270,000
4,750,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.250%, 5/6/2011	4,750,000
		TOTAL	85,100,000
		Louisiana – 3.1%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 5/4/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.310%, 5/4/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.310%, 5/4/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.250%, 5/4/2011	3,000,000
24,000,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.260%, 5/4/2011	24,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 5/5/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2011	37,830,000
9,700,000		Louisiana State, UT GO Weekly VRDNs (BNP Paribas SA LOC), 0.250%, 5/4/2011	9,700,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.310%, 5/5/2011	6,235,000
80,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.280%, 5/4/2011	80,000,000
42,500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Corp.)/(GTD by Nucor Corp.), 0.280%, 5/4/2011	42,500,000
		TOTAL	317,615,000
		Maine – 0.1%
4,119,000		Ellsworth, ME, 2.00% BANs, 12/15/2011	4,153,685
3,380,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	3,380,000
		TOTAL	7,533,685
		Maryland – 1.9%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.260%, 5/5/2011	6,450,000
14,555,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.340%, 5/4/2011	14,555,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/3/2011	3,350,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 5/6/2011	100,000
7,800,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/4/2011	7,800,000

Principal Amount			Value
$6,680,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	6,680,000
5,425,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	5,425,000
23,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.240%, 5/5/2011	23,000,000
5,270,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	5,270,000
9,150,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	9,150,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	3,285,000
1,301,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/3/2011	1,301,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	1,300,000
22,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 5/6/2011	22,300,000
5,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	5,800,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 5/5/2011	15,000,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 5/5/2011	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	12,000,000
10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 5/6/2011	10,045,000
14,900,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	14,900,000
1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 5/3/2011	1,649,000
3,510,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2011	3,510,000
1,000,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.320%, 5/2/2011	1,000,000
		TOTAL	190,180,000
		Massachusetts – 2.4%
50,400,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 5/5/2011	50,400,000
25,740,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 5/5/2011	25,740,000
3,400,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 0.390%, 5/2/2011	3,400,000
15,905,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/24/2011	15,905,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.50% Bonds, 2/1/2012	7,004,821
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,083,323
14,000,000		Framingham, MA, 1.50% BANs, 6/17/2011	14,018,676
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.350%, 5/5/2011	8,000,000
39,000,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.310%, 5/2/2011	39,000,000
24,255,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 5/5/2011	24,255,000
7,700,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.260%, 5/5/2011	7,700,000
11,810,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.250%, 5/4/2011	11,810,000
25,305,000	[3,4]	Massachusetts Water Resources Authority, DCL Floater Certificates (Series 2007-001) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	25,305,000
		TOTAL	242,621,820

Principal Amount			Value
		Michigan – 5.6%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.420%, 5/5/2011	8,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	15,900,000
15,005,000	[3,4]	Detroit, MI Water Supply System, ROCs (Series 11172) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 5/5/2011	15,005,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.440%, 5/4/2011	1,300,000
22,730,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.320%, 5/5/2011	22,730,000
6,765,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.410%, 5/5/2011	6,765,000
36,500,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.290%, 5/5/2011	36,500,000
32,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.380%, 5/4/2011	32,500,000
21,040,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.250%, 5/5/2011	21,040,000
16,750,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	16,818,473
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,108,652
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	600,000
4,635,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.330%, 5/5/2011	4,635,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs, (Subseries F-6), 0.350%, 5/5/2011	10,000,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs, (Subseries F-7), 0.350%, 5/5/2011	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs, (Subseries F-8), 0.350%, 5/5/2011	7,100,000
570,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 5/2/2011	570,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/4/2011	1,965,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 5/2/2011	2,000,000
7,700,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	7,700,000
9,070,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.270%, 5/5/2011	9,070,000
2,345,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.280%, 5/5/2011	2,345,000
15,995,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.320%, 5/5/2011	15,995,000
6,670,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.290%, 5/5/2011	6,670,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.490%, 5/5/2011	800,000
1,635,000		Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.290%, 5/4/2011	1,635,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	1,000,000
162,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	163,056,593
1,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.270%, 5/4/2011	1,700,000
5,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.280%, 5/5/2011	5,000,000
24,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.320%, 5/5/2011	24,675,000
6,000,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	6,000,000
9,135,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.260%, 5/5/2011	9,135,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	3,345,000

Principal Amount			Value
$34,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/5/2011	34,200,000
45,875,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 5/5/2011	45,875,000
		TOTAL	574,238,718
		Minnesota – 1.7%
2,400,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.260%, 5/5/2011	2,400,000
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	1,000,000
2,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.270%, 5/5/2011	2,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,041,731
5,000,000		Farmington, MN ISD No. 192, (Series 2011A), 0.75% TANs (GTD by Minnesota State), 9/2/2011	5,004,347
2,100,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.290%, 5/1/2011	2,100,000
2,075,000		Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.450%, 5/5/2011	2,075,000
7,000,000		Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.450%, 5/5/2011	7,000,000
12,700,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.260%, 5/5/2011	12,700,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.280%, 5/5/2011	6,345,000
16,790,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.290%, 5/4/2011	16,790,000
10,085,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	10,085,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	4,100,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.260%, 5/5/2011	4,100,000
23,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,127,421
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.260%, 5/5/2011	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.260%, 5/5/2011	4,560,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.270%, 5/6/2011	3,575,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.250%, 5/5/2011	5,085,000
5,000,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.260%, 5/4/2011	5,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	13,000,000
2,765,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	2,765,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,014,993
10,900,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2011	10,900,000
7,370,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	7,370,000
3,000,000		St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.230%, 5/5/2011	3,000,000
		TOTAL	171,693,492
		Mississippi – 0.4%
24,000,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.270%, 5/5/2011	24,000,000
7,115,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	7,115,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	12,390,000
		TOTAL	43,505,000

Principal Amount			Value
		Missouri – 0.5%
$19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.280%, 5/4/2011	19,000,000
8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.280%, 5/4/2011	8,500,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,026,898
		TOTAL	49,526,898
		Multi-State – 0.1%
8,635,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.310%, 5/5/2011	8,635,000
		Nebraska – 1.1%
98,390,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	98,390,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.330%, 5/5/2011	10,000,000
		TOTAL	108,390,000
		Nevada – 1.0%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.260%, 5/4/2011	6,500,000
17,900,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2A) Weekly VRDNs (Citibank NA, New York LOC), 0.260%, 5/4/2011	17,900,000
18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.250%, 5/4/2011	18,000,000
9,050,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.290%, 5/4/2011	9,050,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.260%, 5/5/2011	28,500,000
20,000,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.270%, 5/4/2011	20,000,000
		TOTAL	99,950,000
		New Hampshire – 0.4%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.320%, 5/2/2011	26,260,000
20,000,000		New Hampshire HEFA, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 5/5/2011	20,000,000
		TOTAL	46,260,000
		New Jersey – 4.2%
9,105,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/2/2011	9,105,000
33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,408,925
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	21,000,000
27,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.340%, 5/4/2011	27,100,000
6,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2010A) Weekly VRDNs (Princeton Healthcare System)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	6,800,000
28,730,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	28,730,000
25,000,000		New Jersey State, (Series 2011A), 2.00% TRANs, 6/23/2011	25,060,153
85,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 6/2/2011	85,000,000
50,000,000	[3,4]	New Jersey State, PUTTERs (Series 3850), 0.30% TOBs (JPMorgan Chase Bank, N.A. LIQ), Optional Tender 5/12/2011	50,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.270%, 5/5/2011	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,066,515
9,273,034		Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,324,374
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,027,564
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,013,232
		TOTAL	428,555,763

Principal Amount			Value
		New Mexico – 1.3%
$5,983,000		Albuquerque, NM Airport, (Series B), 0.37% CP (Bank of New York Mellon LOC), Mandatory Tender 6/30/2011	5,983,000
127,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	127,000,000
		TOTAL	132,983,000
		New York – 12.2%
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,378,242
10,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,067,917
18,000,000		Islip, NY Union Free School District, 1.25% TANs, 6/24/2011	18,021,210
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	20,914,735
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 5/4/2011	31,750,000
42,160,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/4/2011	42,160,000
18,030,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.050%, 5/5/2011	18,030,000
61,100,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/4/2011	61,100,000
19,500,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	19,500,000
5,610,000		New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 5/5/2011	5,610,000
16,230,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.350%, 5/2/2011	16,230,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	17,325,000
63,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.270%, 5/4/2011	63,000,000
18,360,000		New York City, NY Transitional Finance Authority, (Series 2007A-3) Future Tax Secured Subordinate Bonds Weekly VRDNs (Dexia Credit Local LIQ), 0.850%, 5/4/2011	18,360,000
10,400,000		New York City, NY Transitional Finance Authority, (Subseries F-5) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.270%, 5/4/2011	10,400,000
12,015,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 1.000%, 5/4/2011	12,015,000
17,100,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	17,100,000
24,130,000		New York City, NY Transitional Finance Authority, Subordinate Bonds (Series 2007A-3) Weekly VRDNs (Dexia Credit Local LIQ), 0.850%, 5/4/2011	24,130,000
23,035,000		New York City, NY, (2004 Series H-5) Weekly VRDNs (Dexia Credit Local LOC), 0.600%, 5/4/2011	23,035,000
14,200,000		New York City, NY, (Fiscal 2006 Subseries F-4A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.260%, 5/5/2011	14,200,000
62,260,000		New York City, NY, (Fiscal 2008 Subseries J-10) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/5/2011	62,260,000
61,180,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/2/2011	61,180,000
28,650,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.500%, 5/2/2011	28,650,000
13,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	13,500,000
3,745,000		New York Liberty Development Corporation, (Series 2009B) Weekly VRDNs (World Trade Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/5/2011	3,745,000
325,000,000		New York Liberty Development Corporation, (Series A-1), 0.35% TOBs (World Trade Center)/(GTD by United States Treasury) Mandatory Tender 11/1/2011	325,000,000
6,000,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/5/2011	6,000,000
10,670,000		New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	10,670,000
35,300,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	35,300,000
12,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 5/4/2011	12,500,000
63,375,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 1.000%, 5/4/2011	63,375,000

Principal Amount			Value
$7,750,000		New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.250%, 5/4/2011	7,750,000
15,100,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 5/4/2011	15,100,000
14,200,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	14,200,000
19,500,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-3V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 5/4/2011	19,500,000
11,800,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	11,811,565
18,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,103,047
44,963,000		Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	45,077,680
15,260,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 0.900%, 5/4/2011	15,260,000
8,975,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 5/5/2011	8,975,000
20,000,000		West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	20,024,571
		TOTAL	1,253,308,967
		North Carolina – 0.9%
12,405,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	12,405,000
19,320,000		Mecklenburg County, NC, MVRENs, 7 Month Windows (Series 2009D), 0.360%, 5/5/2011	19,320,000
9,825,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.250%, 5/4/2011	9,825,000
595,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/4/2011	595,000
4,060,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.250%, 5/5/2011	4,060,000
5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	5,370,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,720,000
10,720,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	10,720,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	7,320,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	8,000,000
2,360,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2011	2,360,000
4,595,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,595,000
		TOTAL	89,290,000
		North Dakota – 0.3%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (Rabobank Nederland NV, Utrecht LOC), 0.310%, 5/4/2011	29,124,000
		Ohio – 2.1%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.270%, 5/5/2011	3,125,000
3,450,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	3,450,000
8,050,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.290%, 5/5/2011	8,050,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.240%, 5/5/2011	9,175,000
11,105,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	11,105,000
1,705,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	1,705,000
7,885,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	7,885,000
5,463,000		Green City, OH, 1.50% BANs, 7/7/2011	5,471,970

Principal Amount			Value
$4,870,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	4,870,000
11,435,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.270%, 5/5/2011	11,435,000
31,705,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	31,705,000
2,190,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	2,190,000
7,400,000		Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	7,400,000
10,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	10,000,000
40,000,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	40,000,000
4,600,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/5/2011	4,600,000
15,000,000		Ohio State Higher Educational Facility Commission, (2008 Series A) Weekly VRDNs (Case Western Reserve University, OH)/(PNC Bank, N.A. LOC), 0.240%, 5/4/2011	15,000,000
4,600,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	4,600,000
5,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	5,000,000
12,085,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	12,085,000
3,820,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	3,820,000
5,405,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.270%, 5/5/2011	5,405,000
4,095,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.440%, 5/5/2011	4,095,000
		TOTAL	212,171,970
		Oklahoma – 0.1%
7,545,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	7,545,000
		Pennsylvania – 6.2%
13,175,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.300%, 5/5/2011	13,175,000
4,240,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	4,240,000
11,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 5/5/2011	11,170,000
5,425,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.270%, 5/5/2011	5,425,000
3,900,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.450%, 5/5/2011	3,900,000
12,600,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	12,600,000
18,940,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 5/5/2011	18,940,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.300%, 5/5/2011	2,500,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.200%, 5/5/2011	3,090,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.260%, 5/4/2011	3,000,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.270%, 5/5/2011	1,500,000
1,100,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	1,100,000
6,955,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 5/5/2011	6,955,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	7,845,000
3,460,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.500%, 7/1/2011	3,481,963
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.500%, 7/1/2011	15,131,281
5,745,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.280%, 5/5/2011	5,745,000
31,800,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.320%, 5/4/2011	31,800,000

Principal Amount			Value
$48,900,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.340%, 5/4/2011	48,900,000
45,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.310%, 5/4/2011	45,300,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.320%, 5/5/2011	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,015,312
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.260%, 5/5/2011	4,000,000
14,700,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	14,700,000
35,390,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 5/5/2011	35,390,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.38% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 6/1/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/5/2011	8,650,000
4,000,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.250%, 5/5/2011	4,000,000
2,500,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	2,500,000
5,365,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	5,365,000
20,170,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.37% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/19/2011	20,170,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.360%, 5/5/2011	200,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	4,000,000
9,890,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/4/2011	9,890,000
10,990,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/4/2011	10,990,000
12,145,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/4/2011	12,145,000
34,815,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/4/2011	34,815,000
10,500,000		Pennsylvania HFA, (series 2010-111), 0.45% Bonds, 9/22/2011	10,500,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	4,600,000
22,330,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/4/2011	22,330,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.260%, 5/5/2011	2,930,000
2,990,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/5/2011	2,990,000
5,900,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.250%, 5/4/2011	5,900,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 5/5/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 5/5/2011	9,300,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B-3 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.240%, 5/5/2011	10,000,000
14,710,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/2/2011	14,710,000
35,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,074,279
42,745,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.450%, 5/5/2011	42,745,000
3,765,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.260%, 5/5/2011	3,765,000
7,000,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2011	7,000,000
2,480,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	2,480,000
		TOTAL	639,657,835

Principal Amount			Value
		Rhode Island – 0.6%
$11,155,000		East Greenwich, RI, 1.50% BANs, 2/15/2012	11,243,161
51,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	51,125,264
3,020,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.340%, 5/2/2011	3,020,000
		TOTAL	65,388,425
		South Carolina – 1.0%
55,695,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 5/5/2011	55,695,000
4,500,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	4,500,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 5/5/2011	9,110,000
5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	5,170,000
18,955,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 5/4/2011	18,955,000
		TOTAL	100,430,000
		Tennessee – 0.7%
9,350,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	9,350,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	5,430,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	1,470,000
6,615,000		Bristol, TN Health and Educational Facilities Board Weekly VRDNs (King College, Inc.)/(Bank of America N.A. LOC), 0.350%, 5/5/2011	6,615,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(U.S. Bank, N.A. LOC), 0.240%, 5/4/2011	4,300,000
6,040,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.530%, 5/5/2011	6,040,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), MVRENs, 0.350%, 5/5/2011	25,750,000
4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,865,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.280%, 5/5/2011	7,225,000
		TOTAL	71,045,000
		Texas – 9.4%
11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/5/2011	11,110,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.260%, 5/5/2011	3,500,000
7,000,000		Brazos Harbor, TX Industrial Development Corp., (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.270%, 5/4/2011	7,000,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.300%, 5/5/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.290%, 5/5/2011	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.470%, 5/5/2011	8,430,000
10,365,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	10,365,000
16,815,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Sheperd Medical Center)/(KBC Bank N.V. LOC), 0.310%, 5/5/2011	16,815,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 10/5/2011	25,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.40% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 9/6/2011	28,000,000

Principal Amount			Value
$9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.38% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/28/2011	9,815,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	6,310,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.260%, 5/5/2011	50,000,000
68,600,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Memorial Hermann Healthcare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.750%, 5/4/2011	68,600,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.290%, 5/5/2011	13,000,000
9,540,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/5/2011	9,540,000
4,590,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 0.930%, 5/1/2011	4,590,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.38% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/15/2011	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.38% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 5/1/2011	16,830,000
3,500,000		Lower Colorado River Authority, TX, (Series A), 0.30% CP, Mandatory Tender 5/19/2011	3,500,000
50,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.270%, 5/4/2011	50,000,000
71,700,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	71,700,000
5,000,000		San Antonio, TX Electric & Gas System, (Series A), 0.28% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 5/10/2011	5,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.29% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 6/7/2011	27,500,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	15,000,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	82,770,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	301,645,748
15,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.270%, 5/2/2011	15,000,000
10,380,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.290%, 5/4/2011	10,380,000
		TOTAL	958,595,748
		Utah – 0.8%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/4/2011	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.290%, 5/4/2011	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.270%, 5/4/2011	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.260%, 5/5/2011	47,500,000
		TOTAL	81,715,000
		Virginia – 1.4%
11,970,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	11,970,000
27,000,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 5/4/2011	27,000,000
23,135,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 5/5/2011	23,135,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	9,375,000
19,430,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	19,430,000

Principal Amount			Value
$24,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.290%, 5/5/2011	24,000,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs, (Series 2010 C), 0.380%, 5/5/2011	9,250,000
19,125,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	19,125,000
		TOTAL	143,285,000
		Washington – 0.5%
3,380,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	3,380,000
14,000,000		Washington State Health Care Facilities Authority, (Series 2011C) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.250%, 5/4/2011	14,000,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.38% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	16,840,000
		TOTAL	49,295,000
		West Virginia – 0.1%
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.280%, 5/5/2011	10,800,000
		Wisconsin – 3.5%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.310%, 5/5/2011	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,934,697
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	6,977,249
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 5/5/2011	3,935,000
23,615,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.280%, 5/4/2011	23,615,000
17,235,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	17,235,000
10,400,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	10,400,000
4,890,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	4,890,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 5/5/2011	3,935,000
21,000,000		Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/5/2011	21,000,000
23,210,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	23,210,000
212,500,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	212,889,914
		TOTAL	363,021,860
		Wyoming – 0.2%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/4/2011	3,760,000
20,625,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.260%, 5/5/2011	20,625,000
		TOTAL	24,385,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	10,203,998,032
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	34,670,207
		TOTAL NET ASSETS — 100%	$10,238,668,239

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $1,419,450,000, which represented 13.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $1,419,450,000, which represented 13.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
INS	— Insured
ISD	— Independent School District
LIQs	— Liquidity Agreements
LOCs	— Letters of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

Federated Treasury Obligations Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 52.3%
$897,000,000	[1]	Interest in $980,000,000 joint repurchase agreement 0.07%, dated 4/28/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $980,114,333 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $999,605,862.	897,000,000
1,464,216,000		Interest in $1,766,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,766,004,415 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,801,324,600.	1,464,216,000
550,000,000		Interest in $650,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which Bank of Montreal will repurchase securities provided as collateral for $650,001,625 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $663,001,693.	550,000,000
1,251,734,000	[1]	Interest in $1,421,627,000 joint repurchase agreement 0.13%, dated 3/21/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,421,935,019 on 5/20/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,450,279,581.	1,251,734,000
867,000,000		Interest in $950,000,000 joint repurchase agreement 0.07%, dated 4/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $950,012,931 on 5/3/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $969,011,389.	867,000,000
100,000,000		Repurchase agreement 0.03%, dated 4/29/2011 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2020 and the market value of those underlying securities was $102,005,115.	100,000,000
500,000,000		Repurchase agreement 0.03%, dated 4/29/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,001,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2015 and the market value of those underlying securities was $510,102,157.	500,000,000
500,000,000		Repurchase agreement 0.03%, dated 4/29/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,001,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $510,001,328.	500,000,000
300,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 4/29/2011 under which Credit Agricole Securities (USA), Inc. will repurchase a security provided as collateral for $500,001,667 on 5/2/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2032 and the market value of that underlying security was $510,001,789.	300,000,000
440,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,067,778 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $510,005,671.	440,000,000
112,233,000		Repurchase agreement 0.02%, dated 4/29/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $112,233,187 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/20/2011 and the market value of those underlying securities was $114,482,428.	112,233,000
200,000,000		Interest in $300,000,000 joint repurchase agreement 0.02%, dated 4/29/2011 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,000,500 on 5/2/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/31/2015 and the market value of that underlying security was $306,003,173.	200,000,000
1,476,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,700,004,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,734,004,863.	1,476,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 4/29/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,000,003,333 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,003,493.	750,000,000
		TOTAL REPURCHASE AGREEMENTS	9,408,183,000
		U.S. Treasury – 36.9%
2,121,250,000	[2]	United States Treasury Bills, 0.025%, 5/12/2011	2,121,233,796
378,750,000	[2]	United States Treasury Bills, 0.030%, 5/26/2011	378,742,109
650,000,000	[2]	United States Treasury Bills, 0.055%, 7/28/2011	649,912,611
164,400,000	[2]	United States Treasury Bills, 0.170%, 9/1/2011	164,304,511
538,100,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	546,167,938
296,000,000		United States Treasury Notes, 0.875%, 1/31/2012	297,294,102
100,000,000		United States Treasury Notes, 1.000%, 9/30/2011	100,300,045
1

Principal Amount		Value
$516,500,000	United States Treasury Notes, 1.000%, 12/31/2011	519,184,411
315,300,000	United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	322,596,292
300,000,000	United States Treasury Notes, 1.750%, 11/15/2011	302,415,234
887,500,000	United States Treasury Notes, 4.625%, 8/31/2011	900,433,833
164,000,000	United States Treasury Notes, 4.875%, 7/31/2011	165,898,926
171,000,000	United States Treasury Notes, 5.125%, 6/30/2011	172,315,662
	TOTAL U.S. TREASURY	6,640,799,470
	TOTAL INVESTMENTS — 89.2% (AT AMORTIZED COST)[3]	16,048,982,470
	OTHER ASSETS AND LIABILITIES - NET — 10.8%[4]	1,932,207,683
	TOTAL NET ASSETS — 100%	$17,981,190,153
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Trust for U.S. Treasury Obligations

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 55.0%
$11,314,000	[1]	Interest in $1,421,627,000 joint repurchase agreement 0.13%, dated 3/21/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,421,935,019 on 5/20/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,450,279,581.	11,314,000
9,000,000		Interest in $950,000,000 joint repurchase agreement 0.07%, dated 4/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $950,012,931 on 5/3/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $969,011,389.	9,000,000
8,000,000	[1]	Interest in $980,000,000 joint repurchase agreement 0.07%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $980,114,333 on 6/28/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2018 and the market value of those underlying securities was $999,605,862.	8,000,000
11,569,000		Interest in $1,766,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,766,004,415 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,801,324,600.	11,569,000
4,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/27/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,067,778 on 6/27/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $510,005,671.	4,000,000
10,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.03%, dated 4/29/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,700,004,250 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,734,004,863.	10,000,000
40,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 4/29/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,003,333 on 5/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,003,493.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	93,883,000
		U.S. Treasury – 38.7%
18,750,000	[2]	United States Treasury Bills, 0.025%, 5/12/2011	18,749,857
6,250,000	[2]	United States Treasury Bills, 0.030%, 5/26/2011	6,249,870
6,000,000	[2]	United States Treasury Bills, 0.055%, 7/28/2011	5,999,193
2,000,000	[2]	United States Treasury Bills, 0.170%, 9/1/2011	1,998,838
3,900,000		United States Treasury Notes, 0.750% — 4.500%, 11/30/2011	3,985,230
3,000,000		United States Treasury Notes, 0.875%, 1/31/2012	3,012,583
3,750,000		United States Treasury Notes, 1.000%, 12/31/2011	3,769,615
1,000,000		United States Treasury Notes, 1.000%, 9/30/2011	1,003,000
4,100,000		United States Treasury Notes, 1.375% — 4.875%, 2/15/2012	4,178,411
2,200,000		United States Treasury Notes, 1.750%, 11/15/2011	2,217,744
10,750,000		United States Treasury Notes, 4.625%, 8/31/2011	10,906,711
2,000,000		United States Treasury Notes, 4.875%, 7/31/2011	2,023,166
2,000,000		United States Treasury Notes, 5.125%, 6/30/2011	2,015,388
		TOTAL U.S. TREASURY	66,109,606
		TOTAL INVESTMENTS — 93.7% (AT AMORTIZED COST)[3]	159,992,606
		OTHER ASSETS AND LIABILITIES - NET — 6.3%[4]	10,818,915
		TOTAL NET ASSETS — 100%	$170,811,521

1

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	June 22, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011